UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2024

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 14.9% compared with a total return of 23.5% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2024.

Investment Objective and Strategy (Unaudited)

The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential.

Performance Discussion (Unaudited)

For the six months ended March 2024, the U.S. stock market performed very well. The S&P 500 Index was up over 20% on a total return basis, a very impressive return. Despite concerns from over a year ago that the economy might enter a recession by now, it continues to thrive. Unemployment remains low, productivity growth continues, and the consumer is generally healthy. Supply chains are functioning well, but geopolitical risks are on the rise. Another concerning macro dynamic is that government budget deficits are huge and, at some point, long term interest rates will need to rise due to these large deficits. Over the last 6 months, however, the yield on the 10 year U.S. Treasury note has moved down from 4.6% to 4.2%. The Federal Funds target rate, meanwhile, has stayed steady at 5.5% and the Federal Reserve keeps pushing out the timeframe as to when they will start to cut rates.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Of the eleven sectors that make up the S&P 500 Index, all were up over the past six months. The best performing sector was Technology, up about 30%, followed by Finance and Communication Services. The weakest sector over the last 6 months was Energy, which was up about 7%. One of the best performing stocks in (y)our portfolio during the past six months was The Bank of New York Mellon Corp. (3.3% of net assets as of March 31, 2024), a large global custody bank based in New York City. Two other top contributors to performance were Mueller Industries Inc. (2.1%), an industrial company, and Microsoft Corp. (2.4%), the global technology company.

There were, of course, also a number of stock holdings in (y)our portfolio that declined over the past six months. Two global spirits companies, Brown-Forman Corp., Cl. A. (1.9%), based in the U.S., and Remy Cointreau SA (0.6%), based in France, were big detractors to performance, as concerns about international growth intensified. Another weak performer in the quarter was ITO EN Ltd. (0.6%), a Japanese beverage company that sells non-alcoholic beverages.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2024 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(1/2/92)
Class AAA (GABEX)	14.94%	11.58%	9.21%	7.08%	11.45%	9.53%
S&P 500 Index (c)	23.48	29.88	15.05	12.96	15.63	10.33
Lipper Equity Income Fund Average (c)	18.01	18.49	10.64	9.24	12.66	8.76
Class A (GCAEX) (d)	14.79	11.47	9.20	7.07	11.44	9.52
With sales charge (e)	8.19	5.06	7.92	6.44	11.01	9.32
Class C (GEICX) (d)	14.42	10.94	8.40	6.28	10.63	9.02
With contingent deferred sales charge (f)	13.42	9.94	8.40	6.28	10.63	9.02
Class C1 (GCCEX) (d)	14.84	10.71	8.36	6.26	10.61	9.01
With contingent deferred sales charge (f)	13.84	9.71	8.36	6.26	10.61	9.01
Class I (GCIEX) (d)	14.98	11.81	9.46	7.34	11.72	9.66

(a)	The Fund’s fiscal year ends September 30.

(b)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Inception performance is as of December 31, 1991. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C1 Shares on December 31, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C1 Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 26, 2024, the expense ratios for Class AAA, A, C, and I Shares are 1.43%, 1.43%, 2.18%, and 1.18%, respectively. See page 12 for the expense ratios for the six months ended March 31, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2023 through March 31, 2024	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/23	03/31/24	Ratio	Period *
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,149.40	1.43%	$ 7.68
Class A	$1,000.00	$1,147.90	1.43%	$ 7.68
Class C	$1,000.00	$1,144.20	2.18%	$11.69
Class C1	$1,000.00	$1,148.40	2.18%	$11.71
Class I	$1,000.00	$1,149.80	1.18%	$ 6.34
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.85	1.43%	$ 7.21
Class A	$1,000.00	$1,017.85	1.43%	$ 7.21
Class C	$1,000.00	$1,014.10	2.18%	$10.98
Class C1	$1,000.00	$1,014.10	2.18%	$10.98
Class I	$1,000.00	$1,019.10	1.18%	$ 5.96

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2024:

The Gabelli Equity Income Fund

Food and Beverage	16.5%
Financial Services	14.5%
Equipment and Supplies	6.7%
Diversified Industrial	6.5%
Automotive: Parts and Accessories	5.0%
Retail	4.9%
Health Care	4.5%
Energy and Utilities: Oil	4.1%
Business Services	3.9%
Machinery	3.9%
Telecommunications	3.8%
Computer Software and Services	2.8%
Energy and Utilities: Natural Gas	2.5%
Transportation	2.4%
Electronics	2.2%
Building and Construction	2.1%
Computer Hardware	1.8%
Entertainment	1.7%
Metals and Mining	1.7%
Consumer Products	1.3%
Specialty Chemicals	1.0%
Energy and Utilities: Services	1.0%
Automotive	0.7%
Energy and Utilities: Integrated	0.6%
Aerospace	0.6%
Agriculture	0.6%
Real Estate Investment Trusts	0.4%
Energy and Utilities: Electric	0.4%
Environmental Services	0.3%
Communications Equipment	0.3%
Broadcasting	0.3%
Energy and Utilities: Water	0.2%
Wireless Communications	0.1%
Hotels and Gaming	0.1%
Consumer Services	0.1%
Publishing	0.0%*
Cable and Satellite	0.0%*
Other Assets and Liabilities (Net)	0.5%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 0.6%
400	L3Harris Technologies Inc.	$71,673	$85,240
2,000	Lockheed Martin Corp.	47,350	909,740
7,400	Rockwell Automation Inc.	222,313	2,155,842
		341,336	3,150,822
	Agriculture — 0.6%
40,000	Archer-Daniels-Midland Co.	1,017,179	2,512,400
10,000	The Mosaic Co.	155,338	324,600
		1,172,517	2,837,000
	Automotive — 0.7%
2,500	Daimler Truck Holding AG	89,402	126,657
20,000	Iveco Group NV†	175,902	297,763
14,500	PACCAR Inc.	370,272	1,796,405
44,000	Traton SE	796,414	1,582,630
		1,431,990	3,803,455
	Automotive: Parts and Accessories — 5.0%
80,000	Dana Inc.	1,251,012	1,016,000
161,200	Genuine Parts Co.	7,186,350	24,974,716
		8,437,362	25,990,716
	Broadcasting — 0.3%
37,300	Sinclair Inc.	630,797	502,431
50,000	TEGNA Inc.	803,491	747,000
		1,434,288	1,249,431
	Building and Construction — 2.1%
23,200	Carrier Global Corp.	239,563	1,348,616
33,000	Fortune Brands Innovations Inc.	280,788	2,794,110
21,500	Herc Holdings Inc.	720,114	3,618,450
40,000	Johnson Controls International plc	783,914	2,612,800
8,000	Knife River Corp.†	289,430	648,640
		2,313,809	11,022,616
	Business Services — 3.9%
8,000	Automatic Data Processing Inc.	395,200	1,997,920
19,500	Mastercard Inc., Cl. A	304,103	9,390,615
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	232,896
29,500	Pentair plc	557,298	2,520,480
14,500	S&P Global Inc.	669,590	6,169,025
		2,091,681	20,310,936
	Cable and Satellite — 0.0%
2,000	EchoStar Corp., Cl. A†	29,090	28,500

	Communications Equipment — 0.3%
42,000	Corning Inc.	481,575	1,384,320
Shares		Cost	Market Value
	Computer Hardware — 1.8%
26,000	Apple Inc.	$476,062	$4,458,480
25,000	International Business Machines Corp.	2,007,401	4,774,000
		2,483,463	9,232,480
	Computer Software and Services — 2.8%
90,000	Hewlett Packard Enterprise Co.	509,279	1,595,700
30,000	Microsoft Corp.	838,200	12,621,600
		1,347,479	14,217,300
	Consumer Products — 1.3%
5,500	Edgewell Personal Care Co.	166,525	212,520
49,500	Energizer Holdings Inc.	1,254,450	1,457,280
30,000	Essity AB, Cl. A	529,907	714,686
1,500	National Presto Industries Inc.	68,963	125,700
31,700	Reckitt Benckiser Group plc	938,639	1,805,258
4,000	The Scotts Miracle-Gro Co.	194,044	298,360
40,000	Unilever plc, ADR	797,487	2,007,600
		3,950,015	6,621,404
	Consumer Services — 0.1%
1,600	Allegion plc	19,252	215,536
10,500	Rollins Inc.	10,439	485,835
		29,691	701,371
	Diversified Industrial — 6.5%
1,400	AMETEK Inc.	201,828	256,060
68,000	Crane Co.	1,319,498	9,188,840
2,500	Eaton Corp. plc	92,398	781,700
1,000	Honeywell International Inc.	21,440	205,250
8,600	Ingersoll Rand Inc.	45,820	816,570
46,500	ITT Inc.	931,915	6,325,395
33,000	Jardine Matheson Holdings Ltd.	1,623,046	1,230,900
2,500	Modine Manufacturing Co.†	52,004	237,975
17,000	Myers Industries Inc.	338,975	393,890
21,000	nVent Electric plc	221,694	1,583,400
20,000	Svenska Cellulosa AB SCA, Cl. A	83,897	306,801
101,000	Textron Inc.	921,180	9,688,930
146,000	Toray Industries Inc.	973,915	699,813
4,200	Trane Technologies plc	87,508	1,260,840
25,000	Trinity Industries Inc.	357,494	696,250
		7,272,612	33,672,614
	Electronics — 2.2%
6,500	Sony Group Corp.	138,865	555,192
33,000	Sony Group Corp., ADR	963,587	2,829,420
44,500	TE Connectivity Ltd.	1,455,925	6,463,180
10,000	Texas Instruments Inc.	147,000	1,742,100
		2,705,377	11,589,892

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.4%
1,200	Avangrid Inc.	$46,963	$43,728
20,000	Korea Electric Power Corp., ADR†	224,960	166,600
13,500	Portland General Electric Co.	586,781	567,000
63,000	The AES Corp.	291,918	1,129,590
		1,150,622	1,906,918
	Energy and Utilities: Integrated — 0.6%
50,000	Energy Transfer LP	0	786,500
21,000	Eni SpA	220,487	331,863
5,000	Iberdrola SA, ADR	75,400	249,250
56,500	OGE Energy Corp.	754,077	1,937,950
		1,049,964	3,305,563
	Energy and Utilities: Natural Gas — 2.5%
115,000	National Fuel Gas Co.	5,209,133	6,177,800
11,500	ONE Gas Inc.	48,202	742,095
57,200	ONEOK Inc.	0	4,585,724
16,800	Southwest Gas Holdings Inc.	742,817	1,278,984
		6,000,152	12,784,603
	Energy and Utilities: Oil — 4.1%
30,000	Callon Petroleum Co.†	1,080,236	1,072,800
35,000	Chevron Corp.	1,472,995	5,520,900
4,000	ConocoPhillips	73,319	509,120
6,800	Devon Energy Corp.	69,081	341,224
12,000	Exxon Mobil Corp.	312,521	1,394,880
50,200	Hess Corp.	2,361,892	7,662,528
17,500	Marathon Petroleum Corp.	226,499	3,526,250
13,000	TotalEnergies SE, ADR	222,755	894,790
1,706	Vitesse Energy Inc.	11,197	40,483
		5,830,495	20,962,975
	Energy and Utilities: Services — 1.0%
5,000	Dril-Quip Inc.†	116,400	112,650
94,500	Halliburton Co.	1,852,120	3,725,190
22,500	MDU Resources Group Inc.	451,895	567,000
11,000	Schlumberger NV	285,160	602,910
		2,705,575	5,007,750
	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	133,380
22,000	Severn Trent plc	579,449	685,852
		605,993	819,232
	Entertainment — 1.7%
20,000	Atlanta Braves Holdings Inc., Cl. A†	598,398	838,000
12,197	Atlanta Braves Holdings Inc., Cl. C†	441,446	476,415
125,000	Grupo Televisa SAB, ADR	516,099	400,000
Shares		Cost	Market Value
6,000	Madison Square Garden Entertainment Corp.†	$69,853	$235,260
3,000	Madison Square Garden Sports Corp.†	393,581	553,560
31,250	Ollamani SAB†	68,682	56,449
270,000	Paramount Global, Cl. A	4,766,938	5,894,100
10,000	Sphere Entertainment Co.†	188,768	490,800
		7,043,765	8,944,584
	Environmental Services — 0.3%
7,500	Republic Services Inc.	284,610	1,435,800
3,200	Veralto Corp.	31,891	283,712
		316,501	1,719,512
	Equipment and Supplies — 6.7%
5,000	A.O. Smith Corp.	13,323	447,300
14,000	Danaher Corp.	361,159	3,496,080
154,200	Flowserve Corp.	1,994,346	7,043,856
44,200	Graco Inc.	764,133	4,130,932
18,000	Minerals Technologies Inc.	784,926	1,355,040
200,500	Mueller Industries Inc.	1,767,150	10,812,965
13,500	Parker-Hannifin Corp.	770,710	7,503,165
		6,455,747	34,789,338
	Financial Services — 14.5%
20,000	AllianceBernstein Holding LP	36,630	694,800
14,500	American Express Co.	390,637	3,301,505
17,200	Ameris Bancorp	181,010	832,136
5,195	Banco Santander Chile, ADR	29,250	103,017
82,000	Bank of America Corp.	553,930	3,109,440
11,500	BNP Paribas SA	472,765	817,110
1,800	EXOR NV	178,716	200,116
31,000	Interactive Brokers Group Inc., Cl. A	465,845	3,463,010
13,500	Jefferies Financial Group Inc.	236,763	595,350
7,500	JPMorgan Chase & Co.	145,542	1,502,250
48,500	Julius Baer Group Ltd.	1,558,649	2,800,776
6,000	Kinnevik AB, Cl. A†	122,062	67,601
58,000	Loews Corp.	2,145,878	4,540,820
10,000	M&T Bank Corp.	852,893	1,454,400
11,000	Marsh & McLennan Companies Inc.	291,526	2,265,780
6,200	Morgan Stanley	400,192	583,792
5,800	Popular Inc.	93,650	510,922
48,000	SLM Corp.	230,139	1,045,920
120,000	State Street Corp.	5,474,761	9,278,400
6,300	T. Rowe Price Group Inc.	157,957	768,096
297,000	The Bank of New York Mellon Corp.	7,458,271	17,113,140
14,400	The Goldman Sachs Group Inc.	1,827,159	6,014,736

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,500	The PNC Financial Services Group Inc.	$1,561,120	$3,312,800
2,100	UBS Group AG	48,790	64,594
53,000	Valley National Bancorp	331,250	421,880
88,000	Webster Financial Corp.	1,877,776	4,467,760
98,000	Wells Fargo & Co.	2,729,808	5,680,080
		29,852,969	75,010,231
	Food and Beverage — 16.5%
1,000	Anheuser-Busch InBev SA/NV	15,876	60,912
186,500	Brown-Forman Corp., Cl. A	3,253,333	9,875,175
34,000	Campbell Soup Co.	1,061,533	1,511,300
19,000	Coca-Cola Europacific Partners plc	427,500	1,329,050
10,000	Coca-Cola Femsa SAB de CV, ADR	340,563	972,000
4,700	Constellation Brands Inc., Cl. A	151,101	1,277,272
30,000	Danone SA	1,076,555	1,938,370
33,000	Davide Campari-Milano NV	110,940	331,597
49,500	Diageo plc, ADR	3,063,927	7,362,630
80,000	Fomento Economico Mexicano SAB de CV, ADR	1,948,672	10,421,600
1,000	General Mills Inc.	26,640	69,970
1,485,000	Grupo Bimbo SAB de CV, Cl. A	1,195,228	7,009,411
92,500	Heineken NV	4,399,938	8,915,562
132,000	ITO EN Ltd.	2,344,495	3,224,574
10,500	Kellanova	505,488	601,545
4,000	McCormick & Co. Inc.	137,120	309,680
31,200	McCormick & Co. Inc., Non-Voting	675,130	2,396,472
25,100	Mondelēz International Inc., Cl. A	452,153	1,757,000
31,300	Nestlé SA	643,107	3,323,141
159,600	Nissin Foods Holdings Co. Ltd.	1,629,453	4,396,433
27,500	PepsiCo Inc.	1,782,886	4,812,775
23,800	Pernod Ricard SA	2,337,623	3,850,211
31,200	Remy Cointreau SA	1,660,939	3,145,202
30,000	Sapporo Holdings Ltd.	664,276	1,194,015
4,200	The Boston Beer Co. Inc., Cl. A†	1,365,027	1,278,564
9,000	The Coca-Cola Co.	187,560	550,620
1,000	The Hershey Co.	36,300	194,500
45,000	The Kraft Heinz Co.	1,263,863	1,660,500
8,400	WK Kellogg Co.	92,816	157,920
Shares		Cost	Market Value
64,000	Yakult Honsha Co. Ltd.	$799,840	$1,307,227
		33,649,882	85,235,228
	Health Care — 4.5%
4,400	Abbott Laboratories	134,434	500,104
3,000	AbbVie Inc.	74,560	546,300
3,200	Alcon Inc.	106,703	266,528
75,000	Baxter International Inc.	1,657,103	3,205,500
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	1,521,828
87,500	Bristol-Myers Squibb Co.	2,105,675	4,745,125
69,000	Demant A/S†	667,858	3,423,129
6,400	GSK plc, ADR	270,041	274,368
8,000	Haleon plc, ADR	57,324	67,920
32,000	Henry Schein Inc.†	483,167	2,416,640
16,000	Merck & Co. Inc.	283,402	2,111,200
12,000	Novartis AG, ADR	554,459	1,160,760
25,000	Perrigo Co. plc	807,605	804,750
21,500	Pfizer Inc.	387,082	596,625
42,500	Roche Holding AG, ADR	781,653	1,356,600
2,300	Zimmer Biomet Holdings Inc.	193,245	303,554
10,000	Zimvie Inc.†	86,104	164,900
		9,083,066	23,465,831
	Hotels and Gaming — 0.1%
12,000	MGM Resorts International†	144,776	566,520
1,500	Wynn Resorts Ltd.	71,983	153,345
		216,759	719,865
	Machinery — 3.9%
6,000	Caterpillar Inc.	35,181	2,198,580
165,000	CNH Industrial NV	2,318,625	2,138,400
35,200	Deere & Co.	1,057,028	14,458,048
1,700	Otis Worldwide Corp.	98,145	168,759
7,200	Xylem Inc.	242,260	930,528
		3,751,239	19,894,315
	Metals and Mining — 1.7%
78,000	Freeport-McMoRan Inc.	988,238	3,667,560
138,000	Newmont Corp.	3,315,522	4,945,920
		4,303,760	8,613,480
	Publishing — 0.0%
3,000	Value Line Inc.	41,976	121,500

	Real Estate Investment Trusts — 0.4%
62,000	Weyerhaeuser Co.	944,665	2,226,420

	Retail — 4.9%
13,000	Cie Financiere Richemont SA, Cl. A	436,510	1,982,037
74,000	Copart Inc.†	163,288	4,286,080
6,000	Costco Wholesale Corp.	273,435	4,395,780
80,000	CVS Health Corp.	2,708,539	6,380,800

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
44,600	Ingles Markets Inc., Cl. A	$693,507	$3,419,928
183,000	Seven & i Holdings Co. Ltd.	1,837,719	2,659,532
3,000	The Home Depot Inc.	83,470	1,150,800
50,000	Walgreens Boots Alliance Inc.	1,460,618	1,084,500
3,000	Walmart Inc.	43,340	180,510
		7,700,426	25,539,967
	Specialty Chemicals — 1.0%
2,700	Albemarle Corp.	27,306	355,698
2,500	Ashland Inc.	58,813	243,425
2,200	FMC Corp.	57,788	140,140
40,000	H.B. Fuller Co.	826,264	3,189,600
1,800	NewMarket Corp.	6,947	1,142,316
600	Quaker Chemical Corp.	6,478	123,150
		983,596	5,194,329
	Telecommunications — 3.8%
100,000	BCE Inc.	1,908,279	3,398,000
190,000	Deutsche Telekom AG, ADR	2,540,249	4,599,900
65,000	Liberty Global Ltd., Cl. A†	1,281,813	1,099,800
9,000	Liberty Global Ltd., Cl. C†	188,010	158,760
14,000	Orange SA, ADR	160,021	164,780
70,000	Telefonica SA, ADR	293,673	308,700
212,000	Telephone and Data Systems Inc.	3,330,310	3,396,240
Shares		Cost	Market Value
94,000	TELUS Corp.	$713,431	$1,504,940
115,500	Verizon Communications Inc.	3,759,559	4,846,380
		14,175,345	19,477,500
	Transportation — 2.4%
94,000	GATX Corp.	3,025,561	12,598,820

	Wireless Communications — 0.1%
70,000	BT Group plc, Cl. A	186,224	96,876
40,000	Telesat Corp.†	372,453	344,000
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	103,800
4,800	United States Cellular Corp.†	84,840	175,200
		735,079	719,876
	TOTAL COMMON STOCKS	175,145,422	514,870,694

	TOTAL INVESTMENTS — 99.5%	$175,145,422	514,870,694
	Other Assets and Liabilities (Net) — 0.5%		2,607,813
	NET ASSETS — 100.0%		$517,478,507

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $175,145,422)	$514,870,694
Cash	171,615
Foreign currency, at value (cost $18,625)	18,463
Receivable for investments sold	2,016,869
Receivable for Fund shares sold	380,785
Dividends receivable	1,579,888
Prepaid expenses	87,413
Total Assets	519,125,727
Liabilities:
Line of credit payable	719,000
Payable for Fund shares redeemed	234,422
Payable for investment advisory fees	435,035
Payable for distribution fees	94,207
Payable for accounting fees	7,500
Other accrued expenses	157,056
Total Liabilities	1,647,220
Net Assets
(applicable to 70,127,357 shares outstanding)	$517,478,507
Net Assets Consist of:
Paid-in capital	$188,277,515
Total distributable earnings	329,200,992
Net Assets	$517,478,507

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($239,590,198 ÷ 31,008,587 shares outstanding; 150,000,000 shares authorized)	$7.73
Class A:
Net Asset Value and redemption price per share ($134,529,555 ÷ 17,770,693 shares outstanding; 50,000,000 shares authorized)	$7.57
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$8.03
Class C:
Net Asset Value and offering price per share ($2,555,795 ÷ 278,872 shares outstanding; 50,000,000 shares authorized)	$9.16	(a)
Class C1:
Net Asset Value and redemption price per share ($16,843,953 ÷ 7,667,215 shares outstanding; 50,000,000 shares authorized)	$2.20	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($123,959,006 ÷ 13,401,990 shares outstanding; 50,000,000 shares authorized)	$9.25

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $91,335)	$5,170,024
Interest	29,504
Total Investment Income	5,199,528
Expenses:
Investment advisory fees	2,517,703
Distribution fees - Class AAA	288,580
Distribution fees - Class A	153,810
Distribution fees - Class C	7,695
Distribution fees - Class C1	93,665
Shareholder services fees	202,235
Shareholder communications expenses	69,306
Legal and audit fees	37,940
Custodian fees	29,712
Accounting fees	22,500
Interest expense	19,720
Directors’ fees	19,530
Registration expenses	14,505
Miscellaneous expenses	39,753
Total Expenses	3,516,654
Less:
Expenses paid indirectly by broker (See Note 6)	(4,423)
Net Expenses	3,512,231
Net Investment Income	1,687,297
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	34,263,944
Net realized gain on foreign currency transactions	4,374
Net realized gain on investments and foreign currency transactions	34,268,318
Net change in unrealized appreciation/depreciation:
on investments	34,194,874
on foreign currency translations	3,331
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	34,198,205
Net Realized and Unrealized Gain on Investments and Foreign Currency	68,466,523
Net Increase in Net Assets Resulting from Operations	$70,153,820

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net investment income	$1,687,297	$4,950,182
Net realized gain on investments and foreign currency transactions	34,268,318	43,102,333
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	34,198,205	11,162,508
Net Increase in Net Assets Resulting from Operations	70,153,820	59,215,023

Distributions to Shareholders:
Accumulated earnings
Class AAA	(18,507,026)*	(21,408,216)
Class A	(10,133,976)*	(9,925,480)
Class C	(114,751)*	(23,419)
Class C1	(4,705,965)*	(6,357,512)
Class I	(8,671,448)*	(10,928,078)
	(42,133,166)	(48,642,705)
Return of capital
Class AAA	—	(29,821,849)
Class A	—	(14,580,547)
Class C	—	(33,597)
Class C1	—	(5,018,493)
Class I	—	(16,447,112)
	—	(65,901,598)
Total Distributions to Shareholders	(42,133,166)	(114,544,303)

Capital Share Transactions:
Class AAA	(1,287,956)	19,288,612
Class A	12,912,687	32,868,398
Class C	1,839,906	699,312
Class C1	(1,979,549)	(3,091,637)
Class I	(19,493,563)	16,984,005
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(8,008,475)	66,748,690

Redemption Fees	213	204

Net Increase in Net Assets	20,012,392	11,419,614
Net Assets:
Beginning of year	497,466,115	486,046,501
End of period	$517,478,507	$497,466,115

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$7.29	$0.02		$1.02	$1.04	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.73	14.94%	$239,590	0.64	%(f)	1.43	%(f)	0	%(g)
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43		5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
2020	13.61	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(h)	1.45		0	(g)
2019	19.09	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.61	(1.09)	377,589	0.76		1.45		1
Class A
2024(e)	$7.16	$0.02		$0.99	$1.01	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.57	14.79%	$134,530	0.64	%(f)	1.43	%(f)	0	%(g)
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43		5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
2020	13.49	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(h)	1.45		0	(g)
2019	18.97	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.49	(1.08)	72,778	0.76		1.45		1
Class C
2024(e)	$8.58	$(0.00	)(b)	$1.18	$1.18	$(0.60)*	$—	$—	$(0.60)	$0.00	$9.16	14.42%	$2,556	(0.07	)%(f)	2.18	%(f)	0	%(g)
2023(i)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24	(f)	2.29	(f)	5
Class C1
2024(e)	$2.49	$(0.00	)(b)	$0.31	$0.31	$(0.60)*	$—	$—	$(0.60)	$0.00	$2.20	14.84%	$16,844	(0.13	)%(f)	2.18	%(f)	0	%(g)
2023	3.41	0.00	(b)	0.42	0.42	(0.07)	(0.67)	(0.60)	(1.34)	0.00	2.49	11.34	21,071	0.13		2.18		5
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
2020	9.48	0.00	(b)(h)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(h)(j)	2.20		0	(g)
2019	15.03	(0.00	)(b)	(0.32)	(0.32)	(0.05)	(3.72)	(1.46)	(5.23)	0.00	9.48	(1.87)	100,467	(0.00	)(j)	2.20		1
Class I
2024(e)	$8.61	$0.04		$1.20	$1.24	$(0.60)*	$—	$—	$(0.60)	$0.00	$9.25	14.98%	$123,959	0.88	%(f)	1.18	%(f)	0	%(g)
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18		5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1
2020	14.68	0.14	(h)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(h)	1.20		0	(g)
2019	20.13	0.19		(0.41)	(0.22)	(0.19)	(3.72)	(1.32)	(5.23)	0.00	14.68	(0.86)	208,893	1.00		1.20		1

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(d)	The Fund incurred interest expense during the six months ended March 31, 2024 and the fiscal years ended September 30, 2023, 2022, 2021, 2020, and 2019. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.42%, 1.42%, 1.41%, 1.41%, 1.42%, and 1.40% (Class AAA and Class A), 2.17%, 2.17%, 2.16%, 2.16%, 2.17%, and 2.15% (Class C1), 1.17%, 1.17%, 1.16%, 1.16%, 1.17%, and 1.15% (Class I), and 2.17%, and 2.29% (Class C), respectively.

(e)	For the six months ended March 31, 2024, unaudited.

(f)	Annualized.

(g)	Amount represents less than 0.5%.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.

(i)	Class C commenced on June 1, 2023.

(j)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
	Quoted Prices	at 03/31/24
INVESTMENTS:
ASSETS (Market Value):
Common Stocks (a)	$514,870,694	$514,870,694
TOTAL INVESTMENTS – ASSETS	$514,870,694	$514,870,694

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2024 or September 30, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2024, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2023 was as follows:

Distributions paid from:
Ordinary income	$5,241,338
Net long term capital gains	43,401,367
Return of capital	65,901,598
Total distributions paid*	$114,544,303

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$177,045,614	$342,062,060	$(4,236,980)	$337,825,080

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class C1 Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2024, other than short term securities and U.S. Government obligations, aggregated $2,014,807 and $48,745,107, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2024, the Fund paid $6,566 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $72,589 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,423.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2024, the Fund accrued $22,500, in connection with the cost of computing the Fund's NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2024, there was $719,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 68 days of borrowings during the six months ended March 31, 2024 was $1,795,676 with a weighted average interest rate of 6.55%. The maximum amount borrowed at any time during the six months ended March 31, 2024 was $8,936,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. On March 13, 2023, Class C shares were renamed Class C1 shares, and effective March 15 through May 30, 2023, the Fund temporarily reopened its Class C1 shares to purchases by new investors. After May 30, 2023, neither new nor existing shareholders may purchase additional C1 shares. Class C shares were issued beginning May 30, 2023. These changes have no effect on existing Class C1 shareholders' ability to redeem these shares. Class AAA and Class I shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2024 and the fiscal year

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

ended September 30, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	738,754	$5,466,139	1,174,663	$10,172,938
Shares issued upon reinvestment of distributions	2,420,109	17,874,775	6,147,305	49,649,725
Shares redeemed	(3,302,110)	(24,628,870)	(4,706,054)	(40,534,051)
Net increase/(decrease)	(143,247)	$(1,287,956)	2,615,914	$19,288,612
Class A
Shares sold	2,629,978	$19,214,275	4,258,757	$36,060,183
Shares issued upon reinvestment of distributions	1,348,719	9,777,366	2,979,277	23,521,783
Shares redeemed	(2,203,811)	(16,078,954)	(3,201,866)	(26,713,568)
Net increase	1,774,886	$12,912,687	4,036,168	$32,868,398
Class C*
Shares sold	220,152	$1,946,955	78,914	$783,387
Shares issued upon reinvestment of distributions	12,980	114,751	6,499	57,017
Shares redeemed	(25,123)	(221,800)	(14,550)	(141,092)
Net increase	208,009	$1,839,906	70,863	$699,312
Class C1
Shares sold	27,910	$64,281	238,073	$769,577
Shares issued upon reinvestment of distributions	2,022,205	4,594,699	3,538,227	11,034,199
Shares redeemed	(2,854,033)	(6,638,529)	(4,569,461)	(14,895,413)
Net decrease	(803,918)	$(1,979,549)	(793,161)	$(3,091,637)
Class I
Shares sold	471,408	$3,995,490	3,283,389	$33,307,281
Shares issued upon reinvestment of distributions	917,125	8,035,301	2,861,760	26,958,291
Shares redeemed	(3,551,389)	(31,524,354)	(4,294,132)	(43,281,567)
Net increase/(decrease)	(2,162,856)	$(19,493,563)	1,851,017	$16,984,005

* Class C shares were first offered on June 1, 2023.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. On April 22, 2024, the Fund announced that after the close of business on May 28, 2024 or, with respect to shares held in “street name” through intermediaries having a pre-existing contractual agreement requiring additional time, as soon as practicable thereafter, the Fund will convert Class C1 shares into Class C shares, and then eliminate Class C1 shares of the Fund. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2024, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2023) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the five-year period, the third quartile for the one- and three-year periods, and the fourth quartile for the ten-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the three- and five-year periods, the fourth quintile for the one-year period, and the fifth quintile for the ten-year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of 18 other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q124SR

GABELLI
FUNDS

THE GABELLI EQUITY INCOME FUND

Semiannual Report
March 31, 2024

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2024

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund was 22.6% compared with a total return of 18.0% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the summary schedule of investments, as of March 31, 2024.

Investment Objective and Strategy (Unaudited)

Our stock selection process is based on the investment principles of Graham and Dodd, the first investors to articulate the fundamentals of value investing. Their work provided the framework for value investing, and we contributed to this framework with the discipline of Private Market Value with a Catalyst®. This proprietary research and valuation method identifies companies whose shares are selling at a discount to intrinsic value, with an identifiable path to realizing, or surfacing, that private market value. We define private market value as the price an informed acquirer would pay for an entire enterprise. The catalyst comprises identifiable events or circumstances that might reasonably result in the narrowing of the difference between the public market price of the stock and our estimate of the private market value. This realization of value can take place gradually or suddenly, with company specific changes such as management modifications or restructurings, the sale of assets or the business, in its entirety, or industry adjustments such as regulation revisions or changes in competition.

The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

For the six months ended March 31, 2024, the better performing stocks in (y)our portfolio included Kaman Corp. (1.6% of net assets as of March 31, 2024), KKR & Co. Inc. (3.7%), and Modine Manufacturing Co. (1.5%).

Kaman Corporation, together with its subsidiaries, operates in the aerospace, defense, medical, and industrial markets. The company operates through three segments: Engineered Products, Precision Products, and Structures. The Engineered Products segment produces and markets aircraft bearings and components. The Precision Products segment provides arming solutions for missile and bomb systems for the U.S. and allied militaries. The Structures segment offers metallic and composite aero structures for commercial, military, and general aviation fixed and rotary wing aircrafts. The Structures segment also provides medical imaging solutions. As of April 19, 2024, Kaman Corporation was taken private.

KKR & Co. Inc. is a private equity and real estate investment firm specializing in direct and fund of fund investments. It specializes in acquisitions, leveraged buyouts, management buyouts, credit special situations, growth equity, mature, mezzanine, distressed, turnaround, lower middle market, and middle market investments.

Modine Manufacturing Co. provides commercial, industrial and vehicular markets with trusted systems and solutions to manage heating and cooling and improve air quality. It operates through Climate Solutions and Performance Technologies segments.

Some of the detractors from (y)our fund’s performance included The E.W. Scripps Co. (0.2%), Dana Inc. (0.8%), and Ingles Markets Inc. (0.8%).

The E.W. Scripps Company, together with its subsidiaries, operates as a media enterprise through a portfolio of local television stations, national news, and entertainment networks in the United States. It operates through Local Media, Scripps Networks, and other segments. The company serves audiences and businesses through cable and satellite service providers.

Dana Incorporated and its subsidiaries provide power conveyance and energy management solutions for vehicles and machinery in North and South America, Europe, and the Asia-Pacific regions. The company operates through four segments: Light Vehicle Drive Systems, Commercial Vehicle Drive and Motion Systems, Off-Highway Drive and Motion Systems, and Power Technologies.

Ingles Markets, Incorporated, and its subsidiaries, operates a chain of supermarkets in the southeast United States. It offers food products, such as meat, dairy products, produce, and other perishables and grocery items. It also offers non-food products, which include fuel centers, pharmacies, health and beauty care products, and general merchandise. The company owns and operates a milk processing and packaging plant that supplies organic milk, fruit juices, and bottled water products to other retailers, food service distributors, and grocery warehouses. The company operates under the Ingles and Sav-Mor brand names.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

 2

Comparative Results

Average Annual Returns through March 31, 2024 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (10/22/91)
Class AAA (GABSX)	22.63%	24.10%	11.87%	8.75%	13.54%	12.02%
Russell 2000 Index (c)	19.94	19.71	8.10	7.58	12.89	9.34
S&P SmallCap 600 Index (c)	17.95	15.93	9.15	8.80	14.32	N/A
Lipper Small-Cap Core Funds Average (c)	20.03	19.49	9.71	8.23	13.26	N/A
Class A (GCASX) (d)	22.65	24.12	11.88	8.75	13.54	12.02
With sales charge (e)	15.59	16.98	10.56	8.11	13.09	11.82
Class C (GCCSX) (d)	22.17	23.15	11.04	7.94	12.70	11.50
With contingent deferred sales charge (f)	21.17	22.15	11.04	7.94	12.70	11.50
Class I (GACIX) (d)	22.81	24.42	12.16	9.03	13.83	12.16

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. The S&P SmallCap 600 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. The inception date of the index is December 31, 1994. The Lipper Small-Cap Core Funds Average reflects the average performance of mutual funds classified in this particular category. The inception date of the index is December 31, 1991. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 26, 2024, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2024. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

 3

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2023 through March 31, 2024	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,226.30	1.38%	$7.68
Class A	$1,000.00	$1,226.50	1.38%	$7.68
Class C	$1,000.00	$1,221.70	2.13%	$11.83
Class I	$1,000.00	$1,228.10	1.13%	$6.29
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.10	1.38%	$6.96
Class A	$1,000.00	$1,018.10	1.38%	$6.96
Class C	$1,000.00	$1,014.35	2.13%	$10.73
Class I	$1,000.00	$1,019.35	1.13%	$5.70

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

 4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2024:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	19.2%	Consumer Products	1.4%
Diversified Industrial	12.9%	Broadcasting	1.3%
Building and Construction	7.2%	Computer Software and Services	1.2%
Retail	6.1%	Consumer Services	0.9%
Financial Services	5.6%	U.S. Government Obligations	0.8%
Food and Beverage	4.6%	Telecommunications	0.7%
Automotive: Parts and Accessories	4.5%	Environmental Services	0.6%
Hotels and Gaming	3.9%	Automotive	0.5%
Electronics	3.2%	Publishing	0.3%
Health Care	3.1%	Home Furnishings	0.3%
Aviation: Parts and Services	2.9%	Miscellaneous Investments	0.2%
Transportation	2.6%	Cable	0.1%
Business Services	2.5%	Wireless Communications	0.1%
Energy and Utilities	2.5%	Closed-End Funds	0.1%
Machinery	2.4%	Aerospace	0.1%
Manufactured Housing and Recreational Vehicles	2.0%	Communications Equipment	0.1%
Specialty Chemicals	2.0%	Metals and Mining	0.1%
Entertainment	2.0%	Agriculture	0.1%
Real Estate	1.8%	Other Assets and Liabilities (Net)	0.1%
			100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

 5

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 98.6%

	Aerospace — 0.1%
77,500	Various Securities	$915,671	$1,509,700

	Agriculture — 0.1%
66,000	Various Securities	1,012,309	1,124,360

	Automotive — 0.5%
550,000	Various Securities	2,840,072	8,848,858

	Automotive: Parts and Accessories — 4.3%
840,000	Brembo SpA	1,552,407	10,756,998
1,115,000	Dana Inc.	9,072,397	14,160,500
288,000	Modine Manufacturing Co.†	2,101,455	27,414,720
253,000	Strattec Security Corp.†(a)	4,905,435	6,003,690
638,322	Various Securities	4,524,536	21,551,941
		22,156,230	79,887,849
	Aviation: Parts and Services — 2.9%
650,000	Kaman Corp.	9,498,250	29,815,500
88,900	Moog Inc., Cl. A	1,043,836	14,192,885
138,812	Various Securities	2,080,560	10,208,740
		12,622,646	54,217,125
	Broadcasting — 1.3%
2,346,652	Various Securities	10,739,399	24,154,786

	Building and Construction — 7.2%
216,500	Herc Holdings Inc.	7,059,215	36,436,950
347,400	Lennar Corp., Cl. B	8,210,380	53,562,132
1,175	NVR Inc.†	788,517	9,517,453
614,927	Various Securities	5,680,002	32,148,227
		21,738,114	131,664,762
	Business Services — 2.5%
1,600,000	Trans-Lux Corp.†(a)	1,575,044	1,424,000
34,000	United Rentals Inc.	209,146	24,517,740
1,440,240	Various Securities	7,050,455	20,798,745
		8,834,645	46,740,485
	Cable — 0.1%
219,500	Various Securities	1,712,136	1,896,185

	Communications Equipment — 0.1%
150,000	Various Securities	1,857,239	1,290,000

	Computer Software and Services — 1.2%
31,000	Tyler Technologies Inc.†	61,675	13,175,310
416,800	Various Securities	2,111,212	9,391,227
		2,172,887	22,566,537
	Consumer Products — 1.4%
1,127,100	Various Securities	9,022,601	26,198,021

	Consumer Services — 0.9%
272,500	Rollins Inc.	253,576	12,608,575
Shares		Cost	Market Value
254,000	Various Securities	$1,514,413	$4,630,180
		1,767,989	17,238,755
	Diversified Industrial — 12.9%
355,000	Crane Co.	4,913,967	47,971,150
170,500	Crane NXT Co.	944,043	10,553,950
76,000	Enpro Inc.	3,719,507	12,826,520
220,500	Griffon Corp.	1,820,447	16,171,470
40,000	Lincoln Electric Holdings Inc.	1,019,941	10,217,600
940,000	Myers Industries Inc.	13,022,920	21,779,800
334,200	Textron Inc.	2,019,423	32,059,806
2,374,385	Various Securities	31,596,126	84,959,880
		59,056,374	236,540,176
	Electronics — 3.2%
109,000	Badger Meter Inc.	1,337,724	17,637,290
201,500	Bel Fuse Inc., Cl. A(a)	3,682,820	14,268,215
400,000	CTS Corp.	3,294,245	18,716,000
300,000	Various Securities	2,622,189	7,295,306
		10,936,978	57,916,811
	Energy and Utilities — 2.5%
1,680,000	RPC Inc.	681,607	13,003,200
616,600	Various Securities	12,751,455	32,758,992
		13,433,062	45,762,192
	Entertainment — 2.0%
1,092,624	Various Securities	16,002,285	35,919,558

	Environmental Services — 0.6%
58,500	Republic Services Inc.	528,450	11,199,240

	Equipment and Supplies — 19.2%
387,000	AMETEK Inc.	658,516	70,782,300
184,500	Federal Signal Corp.	969,062	15,658,515
241,000	Flowserve Corp.	1,445,694	11,008,880
152,500	Franklin Electric Co. Inc.	594,728	16,288,525
419,000	Graco Inc.	2,237,317	39,159,740
959,200	Mueller Industries Inc.	11,718,258	51,729,656
167,000	Tennant Co.	2,784,423	20,308,870
733,000	The Gorman-Rupp Co.	11,106,984	28,990,150
1,782,373	Various Securities	16,199,309	98,547,850
		47,714,291	352,474,486
	Financial Services — 5.6%
667,000	KKR & Co. Inc.	2,675,477	67,086,860
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
2,414,548	Various Securities	25,525,710	36,758,163
		28,202,560	103,850,023
	Food and Beverage — 4.6%
400,000	Flowers Foods Inc.	950,682	9,500,000
1,200,000	Kikkoman Corp.	1,630,295	15,346,809
635,000	Maple Leaf Foods Inc.	11,018,968	10,411,834

See accompanying notes to financial statements.

 6

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)

	Food and Beverage (Continued)
4,734,175	Various Securities	$24,521,201	$49,677,266
		38,121,146	84,935,909
	Health Care — 3.1%
216,000	Globus Medical Inc., Cl. A†	5,584,808	11,586,240
1,199,500	Various Securities	14,209,822	44,552,945
		19,794,630	56,139,185

	Home Furnishings — 0.3%
229,500	Various Securities	2,652,265	4,926,650

	Hotels and Gaming — 3.9%
138,500	Churchill Downs Inc.	554,640	17,139,375
235,500	Ryman Hospitality Properties Inc., REIT	3,659,506	27,226,155
6,711,000	Various Securities	14,254,304	27,216,185
		18,468,450	71,581,715

	Machinery — 2.4%
326,000	Astec Industries Inc.	11,354,454	14,249,460
1,415,000	CNH Industrial NV	3,631,392	18,338,400
406,700	Various Securities	6,666,230	11,585,998
		21,652,076	44,173,858

	Manufactured Housing and Recreational Vehicles — 2.0%
59,100	Cavco Industries Inc.†	1,147,687	23,584,446
205,400	Various Securities	1,902,086	13,076,925
		3,049,773	36,661,371
	Metals and Mining — 0.1%
190,000	Various Securities	538,036	1,147,707

	Publishing — 0.3%
816,200	Various Securities	5,383,705	6,181,203

	Real Estate — 1.8%
351,500	The St. Joe Co.	5,306,343	20,376,455
522,107	Various Securities	6,300,271	13,499,775
		11,606,614	33,876,230
	Retail — 6.1%
111,000	AutoNation Inc.†	1,763,898	18,379,380
297,000	Copart Inc.†	622,069	17,202,240
200,000	Ingles Markets Inc., Cl. A	2,545,477	15,336,000
157,000	Nathan’s Famous Inc.	264,162	11,115,600
69,000	Penske Automotive Group Inc.	1,005,952	11,177,310
478,500	Rush Enterprises Inc., Cl. B	2,254,961	25,499,265
507,900	Various Securities	5,720,635	13,653,208
		14,177,154	112,363,003
	Specialty Chemicals — 2.0%
240,000	H.B. Fuller Co.	2,609,904	19,137,600
Shares		Cost	Market Value
91,200	The General Chemical Group Inc.†(b)	$1,186	$0
216,100	Various Securities	2,599,661	17,445,167
		5,210,751	36,582,767
	Telecommunications — 0.7%
712,556	Various Securities	9,241,465	13,400,593

	Transportation — 2.6%
344,500	GATX Corp.	9,705,693	46,173,335
192,657	Various Securities	1,753,858	2,472,260
		11,459,551	48,645,595
	Wireless Communications — 0.1%
49,500	Various Securities	1,289,328	1,806,750

	TOTAL COMMON STOCKS	435,910,882	1,813,422,445

	CLOSED-END FUNDS* — 0.1%
183,229	Various Securities	2,465,895	1,634,770

	PREFERRED STOCKS* — 0.2%

	Automotive: Parts and Accessories — 0.2%
82,500	Various Securities	563,490	3,051,096

	RIGHTS* — 0.0%

	Communications Equipment — 0.0%
60,500	Various Securities	0	63,840

	WARRANTS* — 0.0%

	Business Services — 0.0%
1	Internap Corp., expires 05/08/24†(b)	0	652

	Diversified Industrial — 0.0%
140,000	Various Securities	95,648	14,000

	TOTAL WARRANTS	95,648	14,652

See accompanying notes to financial statements.

 7

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS* — 0.8%
$14,630,000	Various Securities	$14,535,580	$14,535,581

	TOTAL U.S. GOVERNMENT OBLIGATIONS	14,535,580	14,535,581

	TOTAL MISCELLANEOUS INVESTMENTS— 0.2%(c)	3,459,560	4,229,546

	TOTAL INVESTMENTS — 99.9%	$457,031,055	1,836,951,930
	Other Assets and Liabilities (Net) — 0.1%		2,233,600
	NET ASSETS — 100.0%		$1,839,185,530

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2024. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

 8

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $446,867,756)	$1,815,256,025
Investments in affiliates, at value (cost $10,163,299)	21,695,905
Cash	535,943
Foreign currency, at value (cost $100,057)	100,369
Receivable for investments sold	1,972,363
Receivable for Fund shares sold	1,963,141
Dividends receivable	1,685,425
Prepaid expenses	105,319
Total Assets	1,843,314,490
Liabilities:
Payable for investments purchased	364,282
Payable for Fund shares redeemed	1,684,049
Payable for investment advisory fees	1,511,697
Payable for distribution fees	263,498
Payable for accounting fees	7,500
Other accrued expenses	297,934
Total Liabilities	4,128,960
Net Assets
(applicable to 40,259,779 shares outstanding)	$1,839,185,530
Net Assets Consist of:
Paid-in capital	$443,148,314
Total distributable earnings	1,396,037,216
Net Assets	$1,839,185,530

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,009,322,508 ÷ 22,325,403 shares outstanding; 150,000,000 shares authorized)	$45.21
Class A:
Net Asset Value and redemption price per share ($145,991,769 ÷ 3,233,000 shares outstanding; 50,000,000 shares authorized)	$45.16
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$47.92
Class C:
Net Asset Value and offering price per share ($29,372,647 ÷ 877,730 shares outstanding; 50,000,000 shares authorized)	$33.46	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($654,498,606 ÷ 13,823,646 shares outstanding; 50,000,000 shares authorized)	$47.35

Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $92,624)	$10,889,428
Dividends - affiliated	24,750
Interest	302,947
Total Investment Income	11,217,125
Expenses:
Investment advisory fees	8,242,723
Distribution fees - Class AAA	1,166,751
Distribution fees - Class A	161,829
Distribution fees - Class C	139,090
Shareholder services fees	647,864
Shareholder communications expenses	164,528
Custodian fees	70,124
Directors’ fees	62,433
Legal and audit fees	42,864
Accounting fees	22,500
Registration expenses	19,142
Interest expense	517
Miscellaneous expenses	78,249
Total Expenses	10,818,614
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(37,441)
Expenses paid indirectly by broker (See Note 6)	(12,410)
Total Reductions	(49,851)
Net Expenses	10,768,763
Net Investment Income	448,362
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	46,677,365
Net realized gain on investments - affiliated	184,340
Net realized gain on foreign currency transactions	4,466
Net realized gain on investments and foreign currency transactions	46,866,171
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	289,133,641
on investments - affiliated	5,535,234
on foreign currency translations	3,658
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	294,672,533
Net Realized and Unrealized Gain on Investments and Foreign Currency	341,538,704
Net Increase in Net Assets Resulting from Operations	$341,987,066

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

 9

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net investment income	$448,362	$3,104,898
Net realized gain on investments and foreign currency transactions	46,866,171	153,029,636
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	294,672,533	157,495,632
Net Increase in Net Assets Resulting from Operations	341,987,066	313,630,166

Distributions to Shareholders:
Accumulated earnings
Class AAA	(80,231,713)	(78,244,179)
Class A	(10,652,797)	(10,316,268)
Class C	(2,482,651)	(3,309,037)
Class I	(45,194,453)	(46,912,815)
Total Distributions to Shareholders	(138,561,614)	(138,782,299)

Capital Share Transactions:
Class AAA	(2,739,096)	591,787
Class A	11,182,725	1,334,405
Class C	(2,563,355)	(10,408,315)
Class I	65,856,367	(9,319,216)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	71,736,641	(17,801,339)
Redemption Fees	112	2,662
Net Increase in Net Assets	275,162,205	157,049,190
Net Assets:
Beginning of year	1,564,023,325	1,406,974,135
End of period	$1,839,185,530	$1,564,023,325

See accompanying notes to financial statements.

 10

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses(d)(e)(f)		Portfolio Turnover Rate
Class AAA
2024(g)	$40.51	$(0.00	)(c)	$8.33	$8.33	$(0.08)	$(3.55)	$(3.63)	$0.00	$45.21	22.63%	$1,009,322	(0.02	)%(h)	1.38	%(h)	1%
2023	36.11	0.05		7.96	8.01	(0.01)	(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13		1.39		1
2022	49.61	0.02		(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39		1
2021	43.30	0.04		15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38		1
2020	53.92	0.04		(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41		0	(i)
2019	59.61	0.03		(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.92	(5.72)	1,243,608	0.06		1.39		1
Class A
2024(g)	$40.46	$(0.00	)(c)	$8.33	$8.33	$(0.08)	$(3.55)	$(3.63)	$0.00	$45.16	22.65%	$145,992	(0.02	)%(h)	1.38	%(h)	1%
2023	36.06	0.05		7.95	8.00	0.00 (c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13		1.39		1
2022	49.56	0.02		(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39		1
2021	43.26	0.04		15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38		1
2020	53.89	0.05		(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41		0	(i)
2019	59.58	0.03		(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.89	(5.73)	170,189	0.06		1.39		1
Class C
2024(g)	$30.09	$(0.12)		$6.18	$6.06	$(0.06)	$(2.63)	$(2.69)	$0.00	$33.46	22.17%	$29,373	(0.77	)%(h)	2.13	%(h)	1%
2023	27.02	(0.19)		5.95	5.76	—	(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)		2.14		1
2022	38.86	(0.24)		(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14		1
2021	35.95	(0.24)		12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13		1
2020	46.63	(0.24)		(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16		0	(i)
2019	52.16	(0.32)		(3.08)	(3.40)	—	(2.13)	(2.13)	0.00	46.63	(6.44)	141,522	(0.69)		2.14		1
Class I
2024(g)	$42.36	$0.05		$8.73	$8.78	$(0.08)	$(3.71)	$(3.79)	$0.00	$47.35	22.81%	$654,499	0.24	%(h)	1.13	%(h)	1%
2023	37.76	0.16		8.32	8.48	(0.11)	(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38		1.14		1
2022	51.62	0.13		(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14		1
2021	44.62	0.17		16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13		1
2020	55.29	0.15		(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16		0	(i)
2019	61.09	0.17		(3.59)	(3.42)	(0.25)	(2.13)	(2.38)	0.00	55.29	(5.50)	890,889	0.32		1.14		1

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	The Fund incurred interest expense during the fiscal years ended September 30, 2023, 2022, 2021, 2020, and 2019. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, 1.37%, 1.39%, and 1.38% (Class AAA and Class A), 2.13%, 2.13%, 2.12%, 2.14%, and 2.13% (Class C), and 1.13%, 1.13%, 1.12%, 1.14%, and 1.13% (Class I), respectively. For the six months ended March 31, 2024, there was no impact on the expense ratios.

(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the six months ended March 31, 2024 with no impact on Class I and the fiscal year ended September 30, 2020. For the years ended September 30, 2023, 2022, 2021, and 2019, there was no impact on the expense ratios.

(g)	For the six months ended March 31, 2024, unaudited.

(h)	Annualized.

(i)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

 11

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

 12

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$79,887,849	$0	—	$79,887,849
Aviation: Parts and Services	53,775,049	442,076	—	54,217,125
Consumer Services	17,016,155	222,600	—	17,238,755
Diversified Industrial	235,635,776	904,400	—	236,540,176
Equipment and Supplies	349,044,097	3,430,389	—	352,474,486
Financial Services	102,753,036	1,409,587	$5,000	104,167,623
Hotels and Gaming	68,208,425	3,498,750	—	71,707,175
Manufactured Housing and Recreational Vehicles	34,298,258	2,363,113	—	36,661,371
Publishing	6,355,186	172,597	—	6,527,783
Real Estate	33,728,122	148,108	—	33,876,230
Retail	111,511,634	851,369	—	112,363,003
Specialty Chemicals	36,582,767	—	0	36,582,767
Telecommunications	12,462,738	937,855	—	13,400,593
Other Industries (b)	662,007,055	—	—	662,007,055
Total Common Stocks	1,803,266,147	14,380,844	5,000	1,817,651,991
Closed-End Funds	1,634,770	—	—	1,634,770
Preferred Stocks (b)	3,051,096	—	—	3,051,096
Rights (b)	—	63,840	—	63,840
Warrants (b)	14,000	—	652	14,652
U.S. Government Obligations	—	14,535,581	—	14,535,581
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,807,966,013	$28,980,265	$5,652	$1,836,951,930

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

 13

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2024, the Fund did not have material transfers into or out of Level 3. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

 14

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net

 15

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2023 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$2,325,442
Net long term capital gains	146,113,135
Total distributions paid*	$148,438,577

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$461,615,508	$1,405,388,144	$(30,051,722)	$1,375,336,422

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

 16

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (L.S. Starrett Co. and Strattec Security Corp.), and the Adviser reduced its fee with respect to such securities by $37,441.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2024, other than short term securities and U.S. Government obligations, aggregated $13,755,748 and $64,069,181, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2024, the Fund paid $18,855 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $10,107 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,410.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2024, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 2 days of borrowings during the six months ended March 31, 2024 was $1,224,000 with a weighted average interest rate of 6.59%. The maximum amount borrowed at any time during the six months ended March 31, 2024 was $1,710,000.

 17

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2024 and the fiscal year ended September 30, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	638,918	$25,044,125	1,459,702	$59,287,899
Shares issued upon reinvestment of distributions	2,122,480	78,001,154	1,968,082	75,790,825
Shares redeemed	(2,637,633)	(105,784,375)	(3,350,834)	(134,486,937)
Net increase/(decrease)	123,765	$(2,739,096)	76,950	$591,787
Class A
Shares sold	330,318	$13,249,722	386,753	$15,677,854
Shares issued upon reinvestment of distributions	276,050	10,131,018	253,242	9,739,703
Shares redeemed	(303,533)	(12,198,015)	(602,502)	(24,083,151)
Net increase	302,835	$11,182,725	37,493	$1,334,406
Class C
Shares sold	107,280	$3,277,507	72,924	$2,251,044
Shares issued upon reinvestment of distributions	90,809	2,478,175	114,578	3,297,561
Shares redeemed	(278,068)	(8,319,037)	(527,702)	(15,956,920)
Net decrease	(79,979)	$(2,563,355)	(340,200)	$(10,408,315)
Class I
Shares sold	2,216,165	$94,716,468	1,930,594	$82,465,637
Shares issued upon reinvestment of distributions	1,152,679	44,308,968	1,139,763	45,807,093
Shares redeemed	(1,755,539)	(73,169,069)	(3,272,433)	(137,591,946)
Net increase/(decrease)	1,613,305	$65,856,367	(202,076)	$(9,319,216)

 18

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2024 is set forth below:

	Market Value at September 30, 2023	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation	Market Value at March 31, 2024	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$9,732,345	—	$328,994	$184,340	$4,680,524	$14,268,215	$24,750	9.41%
Strattec Security Corp.†	5,751,900	$101,080	—	—	150,710	6,003,690	—	6.22%
Trans-Lux Corp.†	720,000	—	—	—	704,000	1,424,000	—	11.85%
Total				$184,340	$5,535,234	$21,695,905	$24,750

†	Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 19

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2024, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2023) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one- and ten-year periods and the second quartile for the three- and five-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-, three-, five-, and ten-year periods,. The Independent Board Members noted the Fund’s total return was above the median total return for the one-, three-, five-, and ten-year periods within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of twenty other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was near average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their

 20

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

 21

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q124SR

GABELLI
FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Semiannual Report
March 31, 2024

The Gabelli Focused Growth and Income Fund Semiannual Report — March 31, 2024	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund was 13.6% compared with a total return of 22.8% for the S&P MidCap 400 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2024.

Investment Objective and Strategy (Unaudited)

The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. The Fund has a managed monthly distribution, currently set at $0.07 per share for Class A and Class I and $0.06 per share for Class AAA and Class C.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The Fund increased 8.2% in the fourth quarter of 2023, and was up 12.4% for the full year 2023. U.S. stocks rallied in the last three months of 2023. The S&P 500, led by the Magnificent Seven, increased 11.2%. The Dow Jones saw the biggest quarterly percentage jump since the fourth quarter of 2020, and the Russell 2000 Small-Cap index also delivered its best quarterly return. The Fund increased its monthly distribution in the fourth quarter to $0.07 on I-shares from $0.06.

For the first quarter of 2024, the Fund increased 4.9%. Stocks surged with the S&P 500 posting a gain of 10.6%, led in part by the tech-heavy Magnificent Seven. Real estate was the only sector to decline, as investors contemplated the future trajectory of interest rates.

The economy has proved resilient in the face of geopolitical tensions and the uncertainty surrounding an election year. Inflation has decreased precipitously but remains above the Fed’s target, and the Fed maintains its interest rate target of 5.3%-5.5%. The portfolio currently offers an attractive gross dividend yield of approximately 7.4%.

The largest contributors for the period were Qurate Retail Inc. preferred shares (QRTEP) (7.7% of net assets as of March 31, 2024), Apollo Global Management Inc. (APO) (5.8%), and Energy Transfer LP (ET) (6.0%) - up 43.8%, 21.1%, and 16.6%, respectively. Laggards included investments that are most sensitive to interest rates, including VICI Properties Inc. (8.4%) and Blackstone Mortgage Trust Inc., Cl. A (6.1%).

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

 2

Comparative Results

Average Annual Returns through March 31, 2024 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (12/31/02)
Class I (GWSIX) (c)	13.64%	16.17%	6.10%	10.19%	4.08%	7.26%
Class AAA (GWSVX)	13.07	15.00	5.00	9.35	3.55	6.92
S&P MidCap 400 Index (d)	22.78	23.33	6.96	11.71	9.99	11.28
Lipper Equity Income Fund Average (d)	18.01	18.49	8.77	10.64	9.24	8.97
Class A (GWSAX)	13.38	15.66	5.32	9.55	3.66	6.99
With sales charge (e)	6.86	9.01	3.26	8.26	3.04	6.68
Class C (GWSCX)	12.67	14.17	4.25	8.57	2.80	6.16
With contingent deferred sales charge (f)	11.67	13.17	4.25	8.57	2.80	6.16

(a)	The Fund’s fiscal year ends September 30.
(b)	Returns would have been lower had the Adviser not reimbursed various expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares.
(d)	The S&P Midcap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 26, 2024, the expense ratios for Class AAA, A, C, and I Shares are 1.79%, 1.79%, 2.54%, and 1.54%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.79%, 1.26%, 2.54%, and 0.81%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2024. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

 3

The Gabelli Focused Growth and Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2023 through March 31, 2024	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid During
	10/01/23	03/31/24	Ratio	Period *
The Gabelli Focused Growth and Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,130.70	1.72%	$9.16
Class A	$1,000.00	$1,133.80	1.25%	$6.67
Class C	$1,000.00	$1,126.70	2.47%	$13.13
Class I	$1,000.00	$1,136.40	0.80%	$4.27
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.40	1.72%	$8.67
Class A	$1,000.00	$1,018.75	1.25%	$6.31
Class C	$1,000.00	$1,012.65	2.47%	$12.43
Class I	$1,000.00	$1,021.00	0.80%	$4.04

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2024:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	22.4%
Real Estate Investment Trusts	22.2%
Financial Services	11.8%
Retail	7.7%
Telecommunications	6.7%
U.S. Government Obligations	6.2%
Health Care	4.3%
Food and Beverage	3.9%
Building and Construction	2.6%
Diversified Industrial	2.5%
Metals and Mining	2.4%
Computer Software and Services	1.9%
Automotive: Parts and Accessories	1.1%
Entertainment	0.9%
Specialty Chemicals	0.9%
Other Assets and Liabilities (Net)	2.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Focused Growth and Income Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 77.4%
	Automotive: Parts and Accessories — 1.1%
6,000	Aptiv plc†	$311,893	$477,900

	Building and Construction — 2.6%
7,000	Herc Holdings Inc.	134,168	1,178,100

	Computer Software and Services — 1.9%
5,500	Alphabet Inc., Cl. C†	163,129	837,430

	Energy and Utilities — 22.4%
170,000	Energy Transfer LP	1,019,317	2,674,100
100,000	Enterprise Products Partners LP	1,501,077	2,918,000
110,000	Kinder Morgan Inc.	1,178,322	2,017,400
8,500	New Fortress Energy Inc.	235,669	260,015
68,500	NextEra Energy Partners LP	2,049,333	2,060,480
		5,983,718	9,929,995

	Financial Services — 9.0%
23,000	Apollo Global Management Inc.	648,317	2,586,350
15,000	Morgan Stanley	710,931	1,412,400
		1,359,248	3,998,750
	Food and Beverage — 3.9%
65,000	Maple Leaf Foods Inc.	1,043,249	1,065,778
8,000	Mondelez International Inc., Cl. A	327,345	560,000
1,000	Post Holdings Inc.†	22,462	106,280
		1,393,056	1,732,058
	Health Care — 4.3%
5,500	AbbVie Inc.	580,809	1,001,550
27,000	Option Care Health Inc.†	147,593	905,580
		728,402	1,907,130

	Metals and Mining — 2.4%
30,000	Newmont Corp.	1,092,553	1,075,200

	Real Estate Investment Trusts — 22.2%
135,000	Blackstone Mortgage Trust Inc., Cl. A	3,041,330	2,687,850
130,000	Franklin BSP Realty Trust Inc.	1,739,293	1,736,800
190,000	Medical Properties Trust Inc.	1,300,514	893,000
5,000	Simon Property Group Inc.	523,059	782,450
125,000	VICI Properties Inc.	2,228,930	3,723,750
		8,833,126	9,823,850
	Specialty Chemicals — 0.9%
4,500	International Flavors & Fragrances Inc.	283,459	386,955
Shares		Cost	Market Value
	Telecommunications — 6.7%
140,000	AT&T Inc.	$2,168,379	$2,464,000
4,000	GCI Liberty Inc., Escrow†(a)	0	0
3,000	T-Mobile US Inc.	215,747	489,660
		2,384,126	2,953,660
	TOTAL COMMON STOCKS	22,666,878	34,301,028

	PREFERRED STOCKS — 13.0%
	Diversified Industrial — 2.5%
32,812	Babcock & Wilcox Enterprises Inc., 8.125%, 02/28/26	676,331	536,476
25,018	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	500,277	601,933
		1,176,608	1,138,409
	Financial Services — 2.8%
39,091	FTAI Aviation Ltd., Ser. A, 8.250%	781,752	980,402
25,874	Greenidge Generation Holdings Inc., 8.500%, 10/31/26	157,884	265,209
		939,636	1,245,611
	Retail — 7.7%
68,500	Qurate Retail Inc., 8.000%, 03/15/31	2,799,924	3,405,820

	TOTAL PREFERRED STOCKS	4,916,168	5,789,840

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.9%
	Entertainment — 0.9%
29,000	Paramount Global, Ser. A, 5.750%, 04/01/24	640,971	398,460

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.2%
$2,750,000	U.S. Treasury Bills, 5.266% to 5.313%††, 04/04/24 to 06/20/24	2,735,755	2,735,757

	TOTAL INVESTMENTS — 97.5%	$30,959,772	43,225,085
	Other Assets and Liabilities (Net) — 2.5%		1,097,585
	NET ASSETS — 100.0%		$44,322,670

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $30,959,772)	$43,225,085
Cash	34,189
Foreign currency, at value (cost $7,707)	7,731
Receivable for investments sold	1,017,027
Receivable for Fund shares sold	47,941
Receivable from Adviser	17,226
Dividends and interest receivable	233,216
Prepaid expenses	50,312
Total Assets	44,632,727
Liabilities:
Payable for investments purchased	148,868
Payable for Fund shares redeemed	66,643
Payable for investment advisory fees	36,991
Payable for distribution fees	7,613
Payable for legal and audit fees	39,341
Other accrued expenses	10,601
Total Liabilities	310,057
Net Assets
(applicable to 2,637,685 shares outstanding)	$44,322,670
Net Assets Consist of:
Paid-in capital	$33,234,549
Total distributable earnings	11,088,121
Net Assets	$44,322,670
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,648,132 ÷ 342,844 shares outstanding; 100,000,000 shares authorized)	$16.47
Class A:
Net Asset Value and redemption price per share ($20,549,190 ÷ 1,224,971 shares outstanding; 50,000,000 shares authorized)	$16.78
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.80
Class C:
Net Asset Value and offering price per share ($2,586,146 ÷ 194,434 shares outstanding; 50,000,000 shares authorized)	$13.30	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($15,539,202 ÷ 875,436 shares outstanding; 50,000,000 shares authorized)	$17.75

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,529)	$1,140,538
Interest	62,742
Total Investment Income	1,203,280
Expenses:
Investment advisory fees	206,783
Distribution fees - Class AAA	6,721
Distribution fees - Class A	23,049
Distribution fees - Class C	12,584
Legal and audit fees	39,669
Shareholder communications expenses	16,737
Registration expenses	16,605
Shareholder services fees	10,680
Custodian fees	4,090
Directors’ fees	1,585
Interest expense	276
Miscellaneous expenses	8,148
Total Expenses	346,927
Less:
Expense reimbursements (See Note 3)	(93,901)
Net Expenses	253,026
Net Investment Income	950,254
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized loss on investments	(307,652)
Net realized gain on foreign currency transactions	94

Net realized loss on investments and foreign currency transactions	(307,558)
Net change in unrealized appreciation/depreciation:
on investments	4,580,163
on foreign currency translations	174
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,580,337
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,272,779
Net Increase in Net Assets Resulting from Operations	$5,223,033

See accompanying notes to financial statements.

8

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net investment income	$950,254	$1,659,953
Net realized loss on investments and foreign currency transactions	(307,558)	(718,637)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,580,337	1,475,084
Net Increase in Net Assets Resulting from Operations	5,223,033	2,416,400

Distributions to Shareholders:
Class AAA	(125,289)	(247,172)
Class A	(484,701)	(683,676)
Class C	(73,073)	(207,466)
Class I	(371,763)	(723,663)
Total Distributions to Shareholders	(1,054,826)	(1,861,977)

Capital Share Transactions:
Class AAA	(209,473)	123,815
Class A	2,274,817	5,597,058
Class C	(310,011)	(1,733,319)
Class I	(1,161,119)	(4,309,454)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	594,214	(321,900)
Redemption Fees	—	60
Net Increase in Net Assets	4,762,421	232,583
Net Assets:
Beginning of year	39,560,249	39,327,666
End of period	$44,322,670	$39,560,249

See accompanying notes to financial statements.

9

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$14.91	$0.32	$1.60	$1.92	$(0.36)	$—	$(0.36)	$—		$16.47	13.07%	$5,648	4.12	%(e)	1.72	%(e)	1.72	%(e)	15%
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(f)	14.91	5.91	5,321	3.79		1.79		1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(f)	12.48	(3.48)	8,713	(0.24)		1.71		1.71		59
2019	13.84	(0.07)	(0.83)	(0.90)	—	(0.01)	(0.01)	—		12.93	(6.50)	12,189	(0.56)		1.64		1.64	(g)	67
Class A
2024(d)	$15.19	$0.36	$1.63	$1.99	$(0.40)	$—	$(0.40)	$—		$16.78	13.38%	$20,550	4.56	%(e)	1.72	%(e)	1.25	%(e)	15%
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(f)	15.19	6.53	16,368	4.43		1.79		1.26	(h)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(h)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(f)	12.62	(3.37)	6,644	(0.24)		1.71		1.71		59
2019	13.98	(0.07)	(0.84)	(0.91)	—	(0.01)	(0.01)	—		13.06	(6.51)	9,013	(0.57)		1.64		1.64	(g)	67
Class C
2024(d)	$12.15	$0.21	$1.30	$1.51	$(0.36)	$—	$(0.36)	$—		$13.30	12.67%	$2,586	3.39	%(e)	2.47	%(e)	2.47	%(e)	15%
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(f)	12.15	5.17	2,666	2.90		2.54		2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(f)	10.64	(4.14)	6,926	(1.00)		2.46		2.46		59
2019	11.97	(0.14)	(0.72)	(0.86)	—	(0.01)	(0.01)	—		11.10	(7.18)	13,807	(1.33)		2.39		2.39	(g)	67
Class I
2024(d)	$16.01	$0.42	$1.72	$2.14	$(0.40)	$—	$(0.40)	$—		$17.75	13.64%	$15,539	5.01	%(e)	1.47	%(e)	0.80	%(e)	15%
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(f)	16.01	6.97	15,205	4.77		1.54		0.81	(h)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(h)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(h)	54
2020	13.36	0.00 (f)	(0.42)	(0.42)	—	—	—	0.00	(f)	12.94	(3.14)	8,333	0.01		1.46		1.46		59
2019	14.27	(0.05)	(0.85)	(0.90)	—	(0.01)	(0.01)	—		13.36	(6.30)	15,555	(0.36)		1.39		1.39	(g)	67

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2023, 2022, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.78%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.69%, and 1.70% (Class A), 2.53%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, and 1.45% (Class I), respectively. For the six months ended March 31, 2024 and the fiscal years ended September 30, 2021 and 2019, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2024, unaudited.
(e)	Annualized.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received, the ratios of operating expenses to average net assets would have been 1.64% (Class AAA and Class A), 2.39% (Class C), and 1.40% (Class I) for the fiscal year ended September 30, 2019.
(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $93,901, $187,761, and $119,130 for the six months ended March 31, 2024 and the fiscal years ended September 30, 2023 and 2022, respectively.

See accompanying notes to financial statements.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focused Growth and Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002. Effective January 14, 2021, The Gabelli Focus Five Fund changed its name to Gabelli Focused Growth and Income Fund with a corresponding change in the name of each of its Classes of Shares.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

 11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$2,953,660	—	$0	$2,953,660
Other Industries (b)	31,347,368	—	—	31,347,368
Total Common Stocks	34,301,028	—	—	34,301,028
Preferred Stocks (b)	5,789,840	—	—	5,789,840
Mandatory Convertible Securities (b)	398,460	—	—	398,460
U.S. Government Obligations	—	$2,735,757	—	2,735,757
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$40,489,328	$2,735,757	$0	$43,225,085

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers into or out of Level 3 during the six months ended March 31, 2024. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

 12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

 13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal year ended September 30, 2023 was as follows:

Distributions paid from:
Ordinary income	$1,600,441
Net long term capital gains	261,536
Total distributions paid	$1,861,977

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$31,037,626	$13,428,555	$(1,241,096)	$12,187,459

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2025 for Class I and Class A, and may be terminated only by the Board before such time. During the six months ended March 31, 2024, the Adviser reimbursed expenses in the amount of $93,901 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At March 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $400,792:

For the fiscal year ended September 30, 2022, expiring September 30, 2024	$119,130
For the fiscal year ended September 30, 2023, expiring September 30, 2025	187,761
For the six months ended March 31, 2024, expiring September 30, 2026	93,901
$400,792

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares,  except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class

 15

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2024, other than short term securities and U.S. Government obligations, aggregated $5,623,832 and $6,063,891, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2024, the Fund paid $30 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $14,653 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2024, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2024 and the fiscal year ended September 30, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

 16

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,929	$238,961	82,978	$1,292,550
Shares issued upon reinvestment of distributions	8,038	124,233	15,953	244,989
Shares redeemed	(37,893)	(572,667)	(89,323)	(1,413,724)
Net increase/(decrease)	(13,926)	$(209,473)	9,608	$123,815
Class A
Shares sold	198,719	$3,076,804	444,081	$6,994,691
Shares issued upon reinvestment of distributions	29,446	465,398	41,391	645,659
Shares redeemed	(80,672)	(1,267,385)	(129,980)	(2,043,292)
Net increase	147,493	$2,274,817	355,492	$5,597,058
Class C
Shares sold	35,127	$448,000	7,733	$98,511
Shares issued upon reinvestment of distributions	5,729	71,656	16,264	205,883
Shares redeemed	(65,864)	(829,667)	(160,129)	(2,037,713)
Net decrease	(25,008)	$(310,011)	(136,132)	$(1,733,319)
Class I
Shares sold	124,182	$2,073,754	388,157	$6,526,936
Shares issued upon reinvestment of distributions	20,414	340,637	41,222	674,944
Shares redeemed	(218,645)	(3,575,510)	(693,181)	(11,511,334)
Net decrease	(74,049)	$(1,161,119)	(263,802)	$(4,309,454)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 17

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2024, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2023) of the Fund against nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the three-year period, second quartile for the five-year period, and the fourth quartile for the one- and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the five-year period, the third quintile for the one-year period, the fourth quintile for the three-year period and the fifth quintile for the ten-year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of nineteen other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio was approximately 13 basis points lower than the Adviser Peer Group average, was at approximately the median of the group selected by Broadridge and that the Fund’s size was below average within each peer group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members noted the contractual Expense Deferral Agreement between

 18

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

the Adviser and the Company, on behalf of the Fund, pursuant to which the net expense ratio was limited to 1.25% for Class A Shares and 0.80% for Class I Shares. The Independent Board Members also discussed the rationale for the size of the Class I Shares waiver, noting their agreement with the strategy and rationale of coupling the Class I Shares waiver with a reduction in the Class I Shares investment minimum to match the minimum required for all other classes in an effort to stimulate sales and raise assets, while encouraging holders of other share classes to convert to Class I Shares. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members also noted that they would continue to evaluate the Class I Shares waiver, revisit in a year whether it remained appropriate and expressed the view that it, coupled with the reduced investment minimum for Class I Shares, provided all new and existing investors the opportunity to invest in the Fund at the same expense ratio. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

 19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI FOCUSED GROWTH AND INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q124SR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Semiannual Report
March 31, 2024

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2024
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund was 24.0% compared with a total return of 25.4% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available. See page 4 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2024.

Performance Discussion (Unaudited)

The goal of the Fund is to generate long term capital appreciation, and under normal market conditions, the Fund will invest at least 80% of the value of its net assets in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund considers a company to be engaged in financial services if it devotes a significant portion of its assets to or derives a significant portion of its revenues from providing financial services. The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The largest contributor to performance for the first half of the fiscal year was the common stock of Capital One Financial Group (4.0% of net assets as of March 31, 2024; up 55%). Capital One reported solid fourth quarter earnings highlighted by 5% revenue growth and a robust capital position with a 12.9% Tier One Common Equity (“CET 1”) ratio partially offset by a higher provision for loan loss reserves. The company also announced the acquisition Discover Financial Services, a transaction that is projected to be more than 15% accretive to 2027 earnings and generate an internal rate of return of more than 20%.

The second largest contributor was the common stock of Citigroup (2.5%; +57%). Despite lower earnings in 2023, the company made significant progress in its transformation. Citi completed the sale of its ninth international consumer banking business and announced a significant corporate restructuring that will result in a headcount decline of about 8% and should enable it to generate an 11-12% Return on Tangible Common Equity (“ROTCE”) in the medium term. The company also maintained a strong capital position with a with a CET 1 ratio of 13.4% that is 110 basis points above its regulatory minimum and a high quality loan portfolio with a Non-performing Loan (NPL) ratio of only 0.46% and a loan loss reserve of $18 billion that equates to 2.6% of loans and 568% of NPLs. Additionally, the common stock of the Bank of New York Mellon (3.5%; +37%) benefited from strong financial results in 2023, including 10% growth in Adjusted Earnings per Share (”EPS”) and the repurchase of about 6% of its outstanding shares.

The largest negative contributor was the common stock of Standard Chartered (2.5%; -6%), a UK based bank focused on emerging markets, including Asia. The stock price decline appeared to be driven by concerns about commercial real estate and overall economic weakness in Hong Kong and China. Still, Standard Chartered reported strong financial results in 2023 with underlying EPS growth of 31% and a 10% ROTCE. The company also repurchased 8% of its outstanding shares at a significant discount to Tangible Book Value (“TBV”) and maintained a robust capital position with a 14.1% CET1 ratio.

The next largest detractor was the common stock of Diamond Hill Investment Group (2.6%; -7%), whose common stock appeared to decline due to a 29% decline in Adjusted EPS in 2023 and modest net outflows. Nevertheless, the company retained a robust capital position with $159 million of cash and investments (36% of its market cap) and no debt, and it repurchased about 6% of its outstanding shares. Finally, the common stock of HG Holdings (1.1%; -7%), declined owing primarily to the impact of higher interest rates on its title insurance and real estate businesses. Nevertheless, the company remains strongly financed with a debt free balance sheet, and the common stock trades at a 33% discount to TBV.

The Fund’s aggregate valuation metrics remain attractive at about 80% of book value, 90% of TBV and 9 times 2024 projected EPS. I have been impressed with the resilience of most global banks during the last few years. There have been numerous macroeconomic challenges, including the Covid-19 global pandemic, the war in Ukraine, rampant inflation in most counties and regional bank failures in the US. Nevertheless, most global banks have remained profitable, increased their TBV and maintained strong capital positions and loan loss reserves. Many banks have also repurchased shares at very attractive prices (below TBV). Most impressively, First Citizens BancShares, the Fund’s largest position, took advantage of the turmoil to acquire CIT Group and most of the assets of Silicon Valley Bank. These two transformative acquisitions drove a 349% increase in TBV from 2019-2023.

 2

Global Banks – Resilient Business Performance Despite Pandemic, War, Inflation, and Bank Runs

					2020-2023
	CET 1 ratio (1)		ACL (2) / Loans		Net	TBV (4)	% Chg. In
Company	12/31/2019	12/31/2023	12/31/2019	12/31/2023	Income (3)	Growth	O/S Shares
Barclays	13.8%	13.8%	1.8%	1.6%	17,031	33%	-13%
BBVA	11.7%	12.7%	3.1%	2.9%	19,318	53%	-13%
Capital One Financial	12.2%	12.9%	2.7%	4.8%	25,966	27%	-17%
Citigroup	11.8%	13.4%	1.8%	2.6%	57,072	34%	-10%
Dah Sing Bank	13.4%	16.2%	0.7%	0.8%	6,620	28%	0%
First Citizens BancShares	10.9%	13.4%	0.8%	1.3%	13,462	349%	37%
ING Group	13.7%	14.7%	0.7%	0.9%	18,222	27%	-14%
NatWest Group	16.2%	13.4%	1.1%	0.9%	9,931	28%	-27%
Standard Charted	13.8%	14.1%	2.1%	1.8%	7,798	21%	-17%

(1) Tier 1 Common Equity Ratio (common equity capital/risk weighted assets).

(2) Allowance for Credit Losses.

(3) In millions of USD except for Barclays (GBP), NatWest (GBP), ING (Euro), and Dah Sing ($HK).

(4) Tangible Book Value (adjusted for dividends).

Sources: Company reports, GAMCO Investors.

Thank you for your continued interest and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

 3

Comparative Results

Average Annual Returns through March 31, 2024 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

					Since
					Inception
	Six Months	1 Year	3 Year	5 Year	(10/1/18)
Class AAA (GAFSX)	23.95%	30.82%	11.03%	11.18%	8.24%
MSCI World Financials Index (c)	25.40	31.30	9.93	11.39	9.00
Class A (GGFSX)	24.05	30.88	11.05	11.24	8.29
With sales charge (d)	16.92	23.35	8.88	9.93	7.13
Class C (GCFSX)	23.52	29.82	10.18	10.33	7.41
With contingent deferred sales charge (e)	22.52	28.82	10.18	10.33	7.41
Class I (GFSIX)	24.04	31.15	11.30	11.45	8.50

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The MSCI World Financials Index captures large and mid cap securities in the Financials sector across Developed Markets countries. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 26, 2024, the gross expense ratios for Class AAA, A, C, and I Shares are 1.91%, 1.91%, 2.66%, and 1.66%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2024. The contractual reimbursements are in effect through January 31, 2025. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

 4

The Gabelli Global Financial Services Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2023 through March 31, 2024	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Global Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$1,239.50	1.25%	$7.00
Class A	$1,000.00	$1,240.50	1.25%	$7.00
Class C	$1,000.00	$1,235.20	2.00%	$11.18
Class I	$1,000.00	$1,240.40	1.00%	$5.60
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.75	1.25%	$6.31
Class A	$1,000.00	$1,018.75	1.25%	$6.31
Class C	$1,000.00	$1,015.00	2.00%	$10.08
Class I	$1,000.00	$1,020.00	1.00%	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2024:

The Gabelli Global Financial Services Fund

Banks	25.6%
Diversified Banks	13.3%
Insurance	11.6%
Investment Management	9.2%
Automobiles	7.2%
Institutional Trust, Fiduciary, and Custody	6.1%
Consumer Finance	6.1%
Institutional Brokerage	5.2%
Homebuilders	4.3%
Reinsurance	3.2%
Institutional Banking	2.8%
Energy and Utilities	2.6%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	0.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.2%
	Automobiles — 7.2%
24,199	Daimler Truck Holding AG	$706,209	$1,225,989
7,450	Mercedes-Benz Group AG	400,900	593,243
3,770	Toyota Motor Corp., ADR	467,591	948,834
		1,574,700	2,768,066
	Banks — 25.6%
82,500	Banco Bilbao Vizcaya Argentaria SA	435,552	982,617
82,000	Commerzbank AG	475,767	1,126,168
972,100	Dah Sing Banking Group Ltd.	780,575	691,793
394,600	Dah Sing Financial Holdings Ltd.	1,082,148	906,477
976	First Citizens BancShares Inc., Cl. A	311,950	1,595,760
45,663	Flushing Financial Corp.	642,339	575,810
36,500	ING Groep NV	311,739	600,357
44,900	Japan Post Bank Co. Ltd.	452,399	481,983
14,100	Shinhan Financial Group Co. Ltd., ADR	391,255	500,409
15,443	Southern First Bancshares Inc.†	487,671	490,470
6,500	Texas Capital Bancshares Inc.†	390,581	400,075
41,655	TrustCo Bank Corp. NY	1,253,008	1,173,005
6,200	Webster Financial Corp.	171,046	314,774
		7,186,030	9,839,698
	Consumer Finance — 6.1%
20,080	Ally Financial Inc.	487,356	815,047
10,310	Capital One Financial Corp.	919,647	1,535,056
		1,407,003	2,350,103
	Diversified Banks — 13.3%
118,000	Barclays plc	211,594	272,847
15,050	Citigroup Inc.	670,751	951,762
40,670	Credit Agricole SA	440,708	606,202
17,668	Hana Financial Group Inc.	519,656	772,996
169,785	NatWest Group plc	393,522	568,951
8,110	Societe Generale SA	160,695	217,074
111,200	Standard Chartered plc	733,968	942,317
20,700	UniCredit SpA	270,951	785,535
		3,401,845	5,117,684
	Energy and Utilities — 2.6%
41,522	Vitesse Energy Inc.	595,875	985,317

	Homebuilders — 4.3%
3,010	Cavco Industries Inc.†	443,036	1,201,170
20,413	Legacy Housing Corp.†	234,611	439,288
		677,647	1,640,458
Shares		Cost	Market Value
	Institutional Banking — 2.8%
19,350	Moelis & Co., Cl. A	$696,637	$1,098,500

	Institutional Brokerage — 5.2%
131,200	Daiwa Securities Group Inc.	665,137	993,230
23,310	Jefferies Financial Group Inc.	425,633	1,027,971
		1,090,770	2,021,201
	Institutional Trust, Fiduciary, and Custody — 6.1%
13,230	State Street Corp.	781,051	1,022,944
23,300	The Bank of New York Mellon Corp.	994,781	1,342,546
		1,775,832	2,365,490
	Insurance— 11.6%
143,618	Aegon Ltd.	557,510	875,424
1,527	E-L Financial Corp. Ltd.	1,097,457	1,227,631
18,767	First American Financial Corp.	1,042,812	1,145,725
66,950	HG Holdings Inc.†	546,369	405,048
17,755	NN Group NV	686,201	820,216
		3,930,349	4,474,044
	Investment Management — 9.2%
6,390	Diamond Hill Investment Group Inc.	1,047,701	985,146
16,700	Janus Henderson Group plc	452,010	549,263
374,500	The Westaim Corp.†	849,177	1,022,960
79,392	Westwood Holdings Group Inc.	964,687	978,109
		3,313,575	3,535,478
	Reinsurance — 3.2%
18,800	Axis Capital Holdings Ltd.	949,439	1,222,376

	TOTAL COMMON STOCKS	26,599,702	37,418,415

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$920,000	U.S. Treasury Bills, 5.265% to 5.308%††, 04/18/24 to 05/14/24	917,127	917,109

	TOTAL INVESTMENTS — 99.6%	$27,516,829	38,335,524
	Other Assets and Liabilities (Net) — 0.4%		164,693
	NET ASSETS — 100.0%		$38,500,217

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $27,516,829)	$38,335,524
Receivable for investments sold	24,407
Receivable for Fund shares sold	25
Receivable from Adviser	13,984
Dividends receivable	174,037
Prepaid expenses	49,170
Total Assets	38,597,147
Liabilities:
Payable to bank	16,388
Payable for investments purchased	15,224
Payable for investment advisory fees	31,334
Payable for distribution fees	372
Payable for legal and audit fees	27,725
Other accrued expenses	5,887
Total Liabilities	96,930
Net Assets
(applicable to 2,791,447 shares outstanding)	$38,500,217
Net Assets Consist of:
Paid-in capital	$28,078,115
Total distributable earnings	10,422,102
Net Assets	$38,500,217

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,812,660 ÷ 131,351 shares outstanding; 120,000,000 shares authorized)	$13.80
Class A:
Net Asset Value and redemption price per share ($8,077 ÷ 579.61 shares outstanding; 60,000,000 shares authorized)	$13.94
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.79
Class C:
Net Asset Value and offering price per share ($1,481 ÷ 108 shares outstanding; 20,000,000 shares authorized)	$13.71	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($36,677,999 ÷ 2,659,408 shares outstanding; 150,000,000 shares authorized)	$13.79

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $13,124)	$395,643
Interest	27,664
Total Investment Income	423,307
Expenses:
Investment advisory fees	160,701
Distribution fees - Class AAA	1,487
Distribution fees - Class A	9
Distribution fees - Class C	7
Legal and audit fees	27,958
Registration expenses	21,737
Shareholder communications expenses	11,745
Custodian fees	8,425
Shareholder services fees	6,231
Directors’ fees	1,187
Miscellaneous expenses	6,524
Total Expenses	246,011
Less:
Expense reimbursements (See Note 3)	(82,976)
Expenses paid indirectly by broker (See Note 6)	(832)
Total Credits and Reimbursements	(83,808)
Net Expenses	162,203
Net Investment Income	261,104
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(131,124)
Net realized gain on foreign currency transactions	233

Net realized loss on investments and foreign currency transactions	(130,891)
Net change in unrealized appreciation/depreciation:
on investments	6,997,565
on foreign currency translations	(79)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,997,486
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,866,595
Net Increase in Net Assets Resulting from Operations	$7,127,699

See accompanying notes to financial statements.

8

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net investment income	$261,104	$734,654
Net realized gain/(loss) on investments and foreign currency transactions	(130,891)	368,100
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,997,486	4,714,056
Net Increase in Net Assets Resulting from Operations	7,127,699	5,816,810

Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,033)	(10,218)
Class A	(137)	(451)
Class C	(24)	(20)
Class I	(815,347)	(705,030)
Total Distributions to Shareholders	(832,541)	(715,719)

Capital Share Transactions:
Class AAA	1,004,717	140,135
Class A	1,462	(13,049)
Class C	24	20
Class I	2,972,508	1,514,982
Net Increase in Net Assets from Capital Share Transactions	3,978,711	1,642,088
Redemption Fees	20	2
Net Increase in Net Assets	10,273,889	6,743,181
Net Assets:
Beginning of year	28,226,328	21,483,147
End of period	$38,500,217	$28,226,328

See accompanying notes to financial statements.

9

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024(c)	$11.43	$0.09		$2.59	$2.68	$(0.31)	$(0.31)	$0.00	(d)	$13.80	23.95%	$1,813	1.37	%(e)	1.77	%(e)	1.25	%(e)(f)	6%
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91		1.25	(f)	21
2022	11.80	0.27	(g)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(g)	1.88		1.27	(f)(h)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25	(f)	19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(d)	7.08	(20.33)	47	1.34		2.51		1.25	(f)	18
2019(i)	10.00	0.27		(1.15)	(0.88)	(0.03)	(0.03)	—		9.09	(8.76)	134	3.01		2.32		1.25		14
Class A
2024(c)	$11.50	$0.07		$2.64	$2.71	$(0.27)	$(0.27)	$—		$13.94	24.05%	$8	1.20	%(e)	1.77	%(e)	1.25	%(e)(f)	6%
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91		1.25	(f)	21
2022	11.86	0.27	(g)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(g)	1.88		1.27	(f)(h)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25	(f)	19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(d)	7.08	(20.24)	8	2.12		2.51		1.25	(f)	18
2019(i)	10.00	0.35		(1.22)	(0.87)	(0.03)	(0.03)	—		9.10	(8.71)	10	3.77		2.32		1.25		14
Class C
2024(c)	$11.32	$0.04		$2.58	$2.62	$(0.23)	$(0.23)	$—		$13.71	23.52%	$1	0.60	%(e)	2.52	%(e)	2.00	%(e)(f)	6%
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66		2.00	(f)	21
2022	11.68	0.29	(g)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(g)	2.63		2.02	(f)(h)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00	(f)	19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(d)	7.03	(20.97)	1	0.76		3.26		2.00	(f)	18
2019(i)	10.00	0.17		(1.11)	(0.94)	(0.01)	(0.01)	—		9.05	(9.39)	1	1.85		3.08		2.00		14
Class I
2024(c)	$11.44	$0.10		$2.59	$2.69	$(0.34)	$(0.34)	$0.00	(d)	$13.79	24.04%	$36,678	1.63	%(e)	1.52	%(e)	1.00	%(e)(f)	6%
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(d)	11.44	26.82	27,642	2.77		1.66		1.00	(f)	21
2022	11.80	0.31	(g)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(g)	1.63		1.02	(f)(h)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00	(f)	19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(d)	7.08	(20.17)	13,445	1.84		2.26		1.00	(f)	18
2019(i)	10.00	0.28		(1.13)	(0.85)	(0.04)	(0.04)	—		9.11	(8.51)	13,093	3.05		2.07		1.00		14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $82,976, $174,121, $149,730, $165,217, $174,126, and $124,154 for the six months ended March 31, 2024 and the fiscal years ended September 30, 2023, 2022, 2021, 2020, and 2019, respectively.

(c)	For the six months ended March 31, 2024, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2024 and the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.26%, 1.26%, 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.01%, 2.01%, 2.02%, 2.01%, and 2.01% (Class C), and 1.01%, 1.01%, 1.03%, 1.01%, and 1.01% (Class I), respectively.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.

(h)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

(i)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

10

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Financial Services Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 03/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$37,418,415	—	$37,418,415
U.S. Government Obligations	—	$917,109	917,109
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$37,418,415	$917,109	$38,335,524

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2024 or September 30, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

12

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

13

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2023 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of September 30, 2023, the Fund had a short term capital loss carryforward with no expiration of $201,250 and a long term capital loss carryforward with no expiration of $116,242.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$27,531,173	$11,433,575	$(629,224)	$10,804,351

14

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through June 1, 2024. For the six months ended March 31, 2024, the Adviser reimbursed the Fund in the amount of $82,976. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $406,827:

For the fiscal year ended September 30, 2022, expiring September 30, 2024	$149,730
For the fiscal year ended September 30, 2023, expiring September 30, 2025	174,121
For the six months ended March 31, 2024, expiring September 30, 2026	82,976
$406,827

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2024, other than short term securities and U.S. Government obligations, aggregated $4,954,531 and $1,872,925, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2024, the Fund paid $1,693 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

15

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $832.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2024.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2024, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2024 and the fiscal year ended September 30, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	102,632	$1,277,787	34,107	$370,430
Shares issued upon reinvestment of distributions	1,455	16,912	987	10,111
Shares redeemed	(23,260)	(289,982)	(21,125)	(240,406)
Net increase	80,827	$1,004,717	13,969	$140,135
Class A
Shares sold	639	$8,100	136	$1,500
Shares issued upon reinvestment of distributions	12	137	44	451
Shares redeemed	(549)	(6,775)	(1,302)	(15,000)
Net increase/(decrease)	102	$1,462	(1,122)	$(13,049)
Class C
Shares issued upon reinvestment of distributions	2	$24	2	$20
Net increase	2	$24	2	$20
Class I
Shares sold	178,608	$2,233,546	111,795	$1,212,544
Shares issued upon reinvestment of distributions	69,967	811,618	68,655	701,651
Shares redeemed	(5,972)	(72,656)	(37,638)	(399,213)
Net increase	242,603	$2,972,508	142,812	$1,514,982

9. Significant Shareholder. As of March 31, 2024, 87.79% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the Adviser and affiliates have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2024, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2023) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one- and three-year periods and in the second quartile for the five-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the three-year period and the second quintile for the one- and five-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of three other global financial services funds and eight other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were lower than average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not

18

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI GLOBAL FINANCIAL SERVICES FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager’s Biography

Ian Lapey ~joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q124SR

GABELLI
FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Semiannual Report
March 31, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.6%
	Aerospace — 0.1%
30,500	Allient Inc.	$675,972	$1,088,240
40,000	Innovative Solutions and Support Inc.†	130,088	292,800
7,000	Kratos Defense & Security Solutions Inc.†	109,611	128,660
		915,671	1,509,700
	Agriculture — 0.1%
10,000	Cadiz Inc.†	67,958	29,000
56,000	Limoneira Co.	944,351	1,095,360
		1,012,309	1,124,360
	Automotive — 0.5%
35,000	Blue Bird Corp.†	722,987	1,341,900
450,000	Iveco Group NV†	1,805,727	6,699,658
65,000	The Shyft Group Inc.	311,358	807,300
		2,840,072	8,848,858
	Automotive: Parts and Accessories — 4.3%
147,500	BorgWarner Inc.	609,138	5,124,150
840,000	Brembo SpA	1,552,407	10,756,998
94,022	China Automotive Systems Inc.†	443,798	333,778
74,100	Commercial Vehicle Group Inc.†	657,163	476,463
1,115,000	Dana Inc.	9,072,397	14,160,500
288,000	Modine Manufacturing Co.†	2,101,455	27,414,720
46,000	Monro Inc.	1,106,033	1,450,840
4,300	O'Reilly Automotive Inc.†	92,532	4,854,184
29,000	Phinia Inc.	80,435	1,114,470
45,000	Puradyn Filter Technologies Inc.†	11,732	0
180,000	Standard Motor Products Inc.	1,353,309	6,039,000
253,000	Strattec Security Corp.†(a)	4,905,435	6,003,690
18,400	Thor Industries Inc.	170,396	2,159,056
		22,156,230	79,887,849
	Aviation: Parts and Services — 2.9%
20,000	AAR Corp.†	230,415	1,197,400
9,500	Astronics Corp.†	13,628	180,880
23,200	Astronics Corp., Cl. B†	38,562	442,076
48,000	Ducommun Inc.†	1,015,870	2,462,400
650,000	Kaman Corp.	9,498,250	29,815,500
88,900	Moog Inc., Cl. A	1,043,836	14,192,885
18,112	Moog Inc., Cl. B	638,257	2,843,584
20,000	Woodward Inc.	143,828	3,082,400
		12,622,646	54,217,125

Shares		Cost	Market Value
	Broadcasting — 1.3%
150,000	Beasley Broadcast Group Inc., Cl. A†	$481,224	$117,000
10,000	Cogeco Communications Inc.	340,851	443,542
24,000	Cogeco Inc.	632,315	1,008,158
185,000	Corus Entertainment Inc., Cl. B	661,131	99,701
39,500	Fox Corp., Cl. A	1,641,225	1,235,165
25,000	Gray Television Inc.	73,674	158,000
71,700	Gray Television Inc., Cl. A	377,715	617,337
630,000	Grupo Televisa SAB, ADR	2,045,958	2,016,000
280,000	ITV plc	497,942	261,164
13,000	Liberty Broadband Corp., Cl. A†	78,211	742,560
11,000	Liberty Broadband Corp., Cl. C†	57,595	629,530
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	64,271	1,174,800
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	88,133	1,771,200
34,452	Liberty Media Corp.-Liberty SiriusXM†	230,901	1,023,569
64,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	160,824	1,900,800
22,000	Nexstar Media Group Inc.	1,349,700	3,790,380
100,000	Salem Media Group Inc.†.	0	37,500
500,000	Sirius XM Holdings Inc.	394,571	1,940,000
95,000	Sphere Entertainment Co.†	1,063,999	4,662,600
8,000	TEGNA Inc.	124,680	119,520
37,000	Townsquare Media Inc., Cl. A	374,479	406,260
		10,739,399	24,154,786
	Building and Construction — 7.2%
78,000	Arcosa Inc.	928,708	6,697,080
200,000	Armstrong Flooring Inc.†	26,719	2,000
26,000	D.R. Horton Inc.	249,495	4,278,300
30,000	Gibraltar Industries Inc.†	602,890	2,415,900
216,500	Herc Holdings Inc.	7,059,215	36,436,950
76,000	KB Home	678,186	5,386,880
3,000	Legacy Housing Corp.†	38,431	64,560
347,400	Lennar Corp., Cl. B	8,210,380	53,562,132
47,000	MDC Holdings Inc.	817,179	2,956,770
1,000	Meritage Homes Corp	15,039	175,460
1,175	NVR Inc.†	788,517	9,517,453
40,500	PulteGroup Inc.	172,020	4,885,110
427	The Monarch Cement Co.	64,412	77,757
90,000	Titan Machinery Inc.†	1,736,767	2,232,900
23,000	Toll Brothers Inc.	350,156	2,975,510
		21,738,114	131,664,762

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services — 2.5%
13,000	ACCO Brands Corp.	$60,332	$72,930
650,000	Clear Channel Outdoor Holdings Inc.†	1,117,239	1,072,500
60,000	Element Solutions Inc.	537,606	1,498,800
22,900	Keweenaw Land Association Ltd.†	505,517	527,845
35,500	Live Nation Entertainment Inc.†	298,668	3,754,835
40,000	Loomis AB	402,123	1,116,592
92,340	Madison Square Garden Entertainment Corp.†	1,166,708	3,620,651
15,000	McGrath RentCorp	384,704	1,850,550
31,000	Outfront Media Inc., REIT	478,744	520,490
24,500	RB Global Inc.	363,774	1,866,165
20,000	Sealed Air Corp.	587,044	744,000
345,000	Sohgo Security Services Co. Ltd.	799,632	1,868,807
66,000	The Interpublic Group of Companies Inc.	233,166	2,153,580
25,000	TransAct Technologies Inc.†	115,198	131,000
1,600,000	Trans-Lux Corp.†(a)	1,575,044	1,424,000
34,000	United Rentals Inc.	209,146	24,517,740
		8,834,645	46,740,485
	Cable — 0.1%
54,500	AMC Networks Inc., Cl. A†	36,140	661,085
60,000	EchoStar Corp., Cl. A†	865,139	855,000
105,000	WideOpenWest Inc.†	810,857	380,100
		1,712,136	1,896,185
	Communications Equipment — 0.1%
150,000	Telesat Corp.†	1,857,239	1,290,000

	Computer Software and Services — 1.2%
370,000	Alithya Group Inc., Cl. A†	1,101,651	558,700
1,300	GSE Systems Inc.†	18,200	3,042
10,000	I3 Verticals Inc., Cl. A†	243,267	228,900
11,000	MKS Instruments Inc.	189,530	1,463,000
24,500	Rockwell Automation Inc.	558,564	7,137,585
31,000	Tyler Technologies Inc.†	61,675	13,175,310
		2,172,887	22,566,537
	Consumer Products — 1.4%
145,000	1-800-Flowers.com Inc., Cl. A†	1,439,210	1,570,350
67,000	Brunswick Corp.	1,342,085	6,466,840
32,000	Chofu Seisakusho Co. Ltd.	461,495	455,120
39,700	Church & Dwight Co. Inc.	67,573	4,141,107
42,000	Energizer Holdings Inc.	1,482,780	1,236,480
2,000	Harley-Davidson Inc.	4,713	87,480
4,000	HNI Corp.	104,560	180,520

Shares		Cost	Market Value
2,500	Kobayashi Pharmaceutical Co. Ltd.	$103,323	$81,005
3,200	LCI Industries	52,915	393,792
216,000	Marine Products Corp.	133,661	2,538,000
7,000	National Presto Industries Inc.	390,588	586,600
225,000	Sally Beauty Holdings Inc.†	1,550,370	2,794,500
215,000	Samick Musical Instruments Co. Ltd.	289,566	206,655
3,700	Shimano Inc.	414,540	552,507
9,500	Steven Madden Ltd.	19,995	401,660
12,000	The Scotts Miracle-Gro Co.	288,362	895,080
8,000	Vista Outdoor Inc.†	219,630	262,240
9,500	WD-40 Co.	248,399	2,406,445
84,000	Wolverine World Wide Inc.	408,836	941,640
		9,022,601	26,198,021
	Consumer Services — 0.9%
53,000	Bowlin Travel Centers Inc.†	53,948	222,600
16,000	H&E Equipment Services Inc.	554,892	1,026,880
5,000	IAC Inc.†	11,719	266,700
180,000	OPENLANE Inc.†	893,854	3,114,000
272,500	Rollins Inc.	253,576	12,608,575
		1,767,989	17,238,755
	Diversified Industrial — 12.9%
10,000	Acuity Brands Inc.	94,378	2,687,300
51,000	Albany International Corp., Cl. A	986,047	4,769,010
210,000	Ampco-Pittsburgh Corp.†	1,004,347	455,700
68,000	Burnham Holdings Inc., Cl. A	1,130,769	904,400
355,000	Crane Co.	4,913,967	47,971,150
170,500	Crane NXT Co.	944,043	10,553,950
99,000	Distribution Solutions Group Inc.†	693,477	3,512,520
5,000	Enerpac Tool Group Corp	127,850	178,300
76,000	Enpro Inc.	3,719,507	12,826,520
103,500	Greif Inc., Cl. A	1,839,821	7,146,675
93,500	Greif Inc., Cl. B	4,205,680	6,500,120
220,500	Griffon Corp.	1,820,447	16,171,470
32,000	Hyster-Yale Materials Handling Inc.	1,181,454	2,053,440
205,085	INNOVATE Corp.†	530,491	143,703
6,000	JSP Corp.	97,961	89,259
115,500	L.B. Foster Co., Cl. A†	1,618,374	3,154,305
40,000	Lincoln Electric Holdings Inc.	1,019,941	10,217,600
30,200	Lindsay Corp.	590,816	3,553,332
37,500	Matthews International Corp., Cl. A	959,116	1,165,500
940,000	Myers Industries Inc.	13,022,920	21,779,800

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
70,000	Oil-Dri Corp. of America	$479,897	$5,219,200
13,000	Olin Corp.	203,184	764,400
323,000	Park-Ohio Holdings Corp.	2,985,549	8,617,640
12,500	Pentair plc	296,897	1,068,000
14,000	Roper Technologies Inc.	263,139	7,851,760
53,200	Sonoco Products Co.	1,529,361	3,077,088
48,900	Standex International Corp.	1,250,732	8,910,558
84,500	Steel Partners Holdings LP†	1,113,551	3,350,425
13,000	T. Hasegawa Co. Ltd.	236,726	260,635
7,000	Terex Corp.	166,670	450,800
334,200	Textron Inc.	2,019,423	32,059,806
448,000	Tredegar Corp.	5,499,588	2,920,960
221,000	Trinity Industries Inc.	2,510,251	6,154,850
		59,056,374	236,540,176
	Electronics — 3.2%
109,000	Badger Meter Inc.	1,337,724	17,637,290
201,500	Bel Fuse Inc., Cl. A(a)	3,682,820	14,268,215
400,000	CTS Corp.	3,294,245	18,716,000
60,000	Daktronics Inc.†	443,126	597,600
120,000	Gentex Corp.	1,305,089	4,334,400
20,000	IMAX Corp.†	158,565	323,400
10,000	Napco Security Technologies Inc.	232,442	401,600
30,000	Renesas Electronics Corp.	194,117	531,906
60,000	Stoneridge Inc.†	288,850	1,106,400
		10,936,978	57,916,811
	Energy and Utilities — 2.5%
30,000	Callon Petroleum Co.†	743,530	1,072,800
9,800	Chesapeake Utilities Corp.	127,440	1,051,540
35,000	CMS Energy Corp.	67,088	2,111,900
20,000	Consolidated Water Co. Ltd.	233,823	586,200
36,500	Diamondback Energy Inc.	1,801,702	7,233,205
123,000	Dril-Quip Inc.†	3,166,096	2,771,190
74,000	Energy Recovery Inc.†	316,427	1,168,460
29,000	Landis+Gyr Group AG	1,762,989	2,226,812
21,500	Marathon Petroleum Corp.	104,157	4,332,250
3,500	Middlesex Water Co.	54,166	183,750
40,000	Northwest Natural Holding Co.	1,590,027	1,488,800
21,500	Northwestern Energy Group Inc.	582,609	1,094,995
10,000	Otter Tail Corp.	213,560	864,000
30,000	RGC Resources Inc.	559,873	607,200
1,680,000	RPC Inc.	681,607	13,003,200
8,000	SJW Group	107,086	452,720
32,000	Southwest Gas Holdings Inc.	524,817	2,436,160
6,800	Spire Inc.	267,758	417,316
31,000	The York Water Co.	433,596	1,124,370

Shares		Cost	Market Value
55,000	Vestas Wind Systems A/S†	$94,711	$1,535,324
		13,433,062	45,762,192
	Entertainment — 2.0%
165,000	Atlanta Braves Holdings Inc., Cl. A†	4,202,224	6,913,500
220,000	Atlanta Braves Holdings Inc., Cl. C†	3,798,928	8,593,200
90,000	Inspired Entertainment Inc.†	654,479	887,400
16,856	Liberty Media Corp.-Liberty Live, Cl. A†	54,885	713,852
9,768	Liberty Media Corp.-Liberty Live, Cl. C†	65,382	428,034
35,000	Madison Square Garden Sports Corp.†	363,177	6,458,200
85,000	Manchester United plc, Cl. A†	1,197,973	1,186,600
273,000	Sinclair Inc.	3,950,494	3,677,310
7,800	Take-Two Interactive Software Inc.†	58,796	1,158,222
3,500	The Walt Disney Co.	20,071	428,260
47,700	TKO Group Holdings Inc.	502,394	4,121,757
35,000	Universal Entertainment Corp.	210,518	445,303
104,000	Warner Bros Discovery Inc.†	922,964	907,920
		16,002,285	35,919,558
	Environmental Services — 0.6%
58,500	Republic Services Inc.	528,450	11,199,240

	Equipment and Supplies — 19.2%
17,200	A.O. Smith Corp.	35,260	1,538,712
387,000	AMETEK Inc.	658,516	70,782,300
20,000	Ardagh Metal Packaging SA	69,861	68,600
54,500	AZZ Inc.	1,892,055	4,213,395
9,200	Chart Industries Inc.†	301,823	1,515,424
312,000	Core Molding Technologies Inc.†	604,271	5,906,160
92,000	Crown Holdings Inc.	370,570	7,291,920
2,025	Danaher Corp.	11,649	505,683
100,000	Donaldson Co. Inc.	575,112	7,468,000
38,700	Entegris Inc.	164,986	5,438,898
184,500	Federal Signal Corp.	969,062	15,658,515
241,000	Flowserve Corp.	1,445,694	11,008,880
152,500	Franklin Electric Co. Inc.	594,728	16,288,525
419,000	Graco Inc.	2,237,317	39,159,740
33,000	IDEX Corp.	120,918	8,052,660
125,000	Interpump Group SpA	547,330	6,094,154
6,800	Littelfuse Inc.	54,921	1,647,980
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	910,490
65,000	Minerals Technologies Inc.	2,808,132	4,893,200

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
6,000	MSA Safety Inc.	$179,592	$1,161,540
959,200	Mueller Industries Inc.	11,718,258	51,729,656
335,000	Mueller Water Products Inc., Cl. A	2,243,532	5,390,150
3,500	Teleflex Inc.	53,317	791,595
167,000	Tennant Co.	2,784,423	20,308,870
733,000	The Gorman-Rupp Co.	11,106,984	28,990,150
92,000	The Greenbrier Companies Inc.	1,021,979	4,793,200
136,573	The L.S. Starrett Co., Cl. A†	1,060,010	2,170,145
50,500	The Manitowoc Co. Inc.†	499,591	714,070
50,000	The Middleby Corp.†	533,815	8,039,500
36,000	The Timken Co.	1,219,448	3,147,480
30,000	The Toro Co.	524,020	2,748,900
6,000	Valmont Industries Inc.	98,273	1,369,680
7,875	Watsco Inc., Cl. B	23,627	3,430,389
43,500	Watts Water Technologies Inc., Cl. A	825,608	9,245,925
		47,714,291	352,474,486
	Financial Services — 5.6%
7,000	Ameris Bancorp	49,547	338,660
12,300	Capitol Federal Financial Inc.	121,803	73,308
20,700	Crazy Woman Creek Bancorp Inc.†	315,734	452,812
43,000	Eagle Bancorp Inc.	1,308,331	1,010,070
325,000	Energy Transfer LP	0	5,112,250
240	Farmers & Merchants Bank of Long Beach	1,477,584	1,152,000
350,000	Flushing Financial Corp.	5,679,119	4,413,500
66,000	FNB Corp.	659,922	930,600
150,000	GAM Holding AG†	173,563	43,494
25,000	Hanover Bancorp Inc.	525,000	370,500
270,000	Hope Bancorp Inc.	2,987,671	3,107,700
410,000	Huntington Bancshares Inc.	3,921,829	5,719,500
667,000	KKR & Co. Inc.	2,675,477	67,086,860
80,000	Medallion Financial Corp.	362,763	632,800
8,000	PROG Holdings Inc.	5,116	275,520
54,000	Sandy Spring Bancorp Inc.	1,741,783	1,251,720
47,000	Synovus Financial Corp.	1,218,657	1,882,820
16,000	TFS Financial Corp.	234,831	200,960
15,000	Thomasville Bancshares Inc.	570,703	956,775
230,000	Valley National Bancorp	1,437,500	1,830,800
34,308	Value Line Inc.	425,084	1,389,474
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
110,000	Webster Financial Corp.	2,216,198	5,584,700

Shares		Cost	Market Value
141,000	Wright Investors' Service Holdings Inc.†	$92,972	$28,200
		28,202,560	103,850,023
	Food and Beverage — 4.6%
424,500	Arca Continental SAB de CV	762,263	4,633,254
14,000	BellRing Brands Inc.†	14,534	826,420
75,000	Brown-Forman Corp., Cl. A	407,541	3,971,250
40,000	Bull-Dog Sauce Co. Ltd.	95,622	546,704
82,000	China Tontine Wines Group Ltd.†	85,944	6,496
269,200	Crimson Wine Group Ltd.†	2,353,691	1,558,668
220,000	Denny's Corp.†	736,620	1,971,200
500,000	Dynasty Fine Wines Group Ltd.†	74,726	17,887
98,000	Farmer Brothers Co.†	600,724	349,860
400,000	Flowers Foods Inc.	950,682	9,500,000
114,000	ITO EN Ltd.	2,136,608	2,784,859
92,000	Iwatsuka Confectionery Co. Ltd.	1,584,932	1,670,683
23,000	J & J Snack Foods Corp.	509,737	3,324,880
100,000	Kameda Seika Co. Ltd.	3,924,504	2,804,201
1,200,000	Kikkoman Cor.p	1,630,295	15,346,809
635,000	Maple Leaf Foods Inc.	11,018,968	10,411,834
12,000	MEIJI Holdings Co. Ltd.	117,526	261,593
8,000	MGP Ingredients Inc.	6,395	689,040
124,000	Morinaga Milk Industry Co. Ltd.	1,182,249	2,533,571
7,500	National Beverage Corp.†	330,160	355,950
130,500	Nissin Foods Holdings Co. Ltd.	1,444,598	3,594,828
13,000	Post Holdings Inc.†	36,151	1,381,640
60,000	Rock Field Co. Ltd.	402,002	676,972
3,000	The Boston Beer Co. Inc., Cl. A†	460,330	913,260
70,000	The Hain Celestial Group Inc.†	705,657	550,200
56,000	The J.M. Smucker Co.	1,289,479	7,048,720
625,000	Tingyi (Cayman Islands)Holding Corp.	1,326,207	685,137
33,475	Tootsie Roll Industries Inc.	261,510	1,072,204
370,000	Vina Concha y Toro SA	676,676	448,070
950,000	Vitasoy International Holdings Ltd.	542,729	814,435
20,000	Willamette Valley Vineyards Inc.†	73,225	100,200
200,000	Yakult Honsha Co. Ltd.	2,378,861	4,085,084
		38,121,146	84,935,909
	Health Care — 3.1%
1,400	Align Technology Inc.†	9,766	459,088
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	2,317,329

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
13,300	Bruker Corp.	$105,444	$1,249,402
600	Chemed Corp.	8,238	385,158
21,000	CONMED Corp.	429,146	1,681,680
349,000	Cutera Inc.†	3,465,719	513,030
50,000	Dexcom Inc.†	68,464	6,935,000
15,000	Evolent Health Inc., Cl. A†	258,100	491,850
216,000	Globus Medical Inc., Cl. A†	5,584,808	11,586,240
70,000	Henry Schein Inc.†	480,305	5,286,400
28,000	ICU Medical Inc.†	892,631	3,004,960
33,000	Masimo Corp.†	790,451	4,846,050
45,000	Neogen Corp.†	430,861	710,100
4,000	NeoGenomics Inc.†	49,880	62,880
20,000	Neuronetics Inc.†	104,941	95,200
177,000	OPKO Health Inc.†	414,111	212,400
135,000	Orthofix Medical Inc.†	2,860,796	1,960,200
4,000	Patterson Companies Inc.	85,020	110,600
70,500	QuidelOrtho Corp.†	312,578	3,379,770
24,000	Seikagaku Corp.	263,881	120,174
22,800	STERIS plc	1,057,872	5,125,896
19,000	Straumann Holding AG	170,618	3,033,764
3,000	Stryker Corp	142,188	1,073,610
30,000	SurModics Inc.†	608,729	880,200
18,800	Teladoc Health Inc.†	580,433	283,880
400	The Cooper Companies Inc.	3,627	40,584
38,000	United-Guardian Inc.	332,419	293,740
		19,794,630	56,139,185
	Home Furnishings — 0.3%
161,500	Bassett Furniture Industries Inc.	1,528,688	2,383,740
5,000	Ethan Allen Interiors Inc.	116,387	172,850
63,000	La-Z-Boy Inc.	1,007,190	2,370,060
		2,652,265	4,926,650
	Hotels and Gaming — 3.9%
48,000	Boyd Gaming Corp.	203,631	3,231,360
190,000	Canterbury Park Holding Corp.	1,949,758	4,295,900
138,500	Churchill Downs Inc.	554,640	17,139,375
120,000	Formosa International Hotels Corp.†	775,629	849,282
530,000	Full House Resorts Inc.†	1,541,909	2,952,100
48,000	Gaming and Leisure
	Properties Inc., REIT	361,392	2,211,360
750,000	Genting Singapore Ltd.	688,148	491,576
120,000	Golden Entertainment Inc.	1,800,595	4,419,600
2,250,000	Mandarin Oriental International Ltd.	2,913,165	3,498,750
3,000	Penn Entertainment Inc.†	13,028	54,630
235,500	Ryman Hospitality Properties Inc., REIT	3,659,506	27,226,155

Shares		Cost	Market Value
2,500,000	The Hongkong & Shanghai Hotels Ltd.†	$2,476,225	$1,900,497
139,000	The Marcus Corp.	1,530,824	1,982,140
13,000	Wynn Resorts Ltd.	0	1,328,990
		18,468,450	71,581,715
	Machinery — 2.4%
326,000	Astec Industries Inc.	11,354,454	14,249,460
1,415,000	CNH Industrial NV	3,631,392	18,338,400
100,000	Kennametal Inc.	1,912,660	2,494,000
4,700	Nordson Corp.	77,665	1,290,338
160,000	The Eastern Co.	3,114,959	5,454,400
142,000	Twin Disc Inc.	1,560,946	2,347,260
		21,652,076	44,173,858
	Manufactured Housing and Recreational Vehicles — 2.0%
59,100	Cavco Industries Inc.†	1,147,687	23,584,446
72,700	Nobility Homes Inc.	848,246	2,363,113
81,200	Skyline Champion Corp.†	469,346	6,902,812
51,500	Winnebago Industries Inc.	584,494	3,811,000
		3,049,773	36,661,371
	Metals and Mining — 0.1%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	536,857
95,000	Kinross Gold Corp.	412,123	582,350
50,000	Sierra Metals Inc.†	8,130	28,500
		538,036	1,147,707
	Publishing — 0.3%
2,700	Graham Holdings Co., Cl. B	1,295,342	2,072,736
4,500	John Wiley & Sons Inc., Cl. B	17,438	172,597
34,000	News Corp., Cl. A	48,038	890,120
775,000	The E.W. Scripps Co., Cl. A†	4,022,887	3,045,750
		5,383,705	6,181,203
	Real Estate — 1.8%
81,900	Capital Properties Inc., Cl. A	972,224	900,900
18,007	Gyrodyne LLC†	295,989	148,108
18,000	Lamar Advertising Co., Cl. A, REIT	164,305	2,149,380
89,500	Morguard Corp.	1,134,375	7,819,150
30,000	Reading International Inc., Cl. A†	133,615	55,200
4,500	Reading International Inc., Cl. B†	84,127	65,655
35,000	Seritage Growth Properties, Cl. A†	435,596	337,750
130,200	Tejon Ranch Co.†	2,851,518	2,006,382
351,500	The St. Joe Co.	5,306,343	20,376,455
115,000	Trinity Place Holdings Inc.†	228,522	17,250
		11,606,614	33,876,230
	Retail — 6.1%
111,000	AutoNation Inc.†	1,763,898	18,379,380

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
115,000	Big 5 Sporting Goods Corp.	$715,245	$404,800
900	Biglari Holdings Inc., Cl. A†	548,428	851,369
297,000	Copart Inc.†	622,069	17,202,240
80,000	Hertz Global Holdings Inc.†	650,623	626,400
200,000	Ingles Markets Inc., Cl. A	2,545,477	15,336,000
52,000	Lands' End Inc.†	564,895	566,280
70,000	Movado Group Inc.	1,036,083	1,955,100
157,000	Nathan's Famous Inc.	264,162	11,115,600
69,000	Penske Automotive Group Inc.	1,005,952	11,177,310
80,000	Pets at Home Group plc	137,119	271,009
478,500	Rush Enterprises Inc., Cl. B	2,254,961	25,499,265
14,500	Salvatore Ferragamo SpA	258,823	176,300
10,000	The Cheesecake Factory Inc.	93,274	361,500
25,000	Tractor Supply Co.	214,313	6,543,000
60,000	Village Super Market Inc., Cl. A	1,467,642	1,716,600
500	Winmark Corp.	34,190	180,850
		14,177,154	112,363,003
	Specialty Chemicals — 2.0%
3,200	Albemarle Corp.	47,663	421,568
28,000	Ashland Inc.	210,127	2,726,360
240,000	H.B. Fuller Co.	2,609,904	19,137,600
37,500	Hawkins Inc.	640,205	2,880,000
25,000	Huntsman Corp.	74,302	650,750
5,600	NewMarket Corp.	561,284	3,553,872
8,400	Quaker Chemical Corp.	128,365	1,724,100
1,500	Rogers Corp.†	172,480	178,035
24,400	Sensient Technologies Corp.	470,723	1,688,236
2,500	Takasago International Corp.	66,073	56,646
91,200	The General Chemical Group Inc.†(b)	1,186	0
80,000	Valvoline Inc.†	228,439	3,565,600
		5,210,751	36,582,767
	Telecommunications — 0.7%
9,000	Consolidated Communications Holdings Inc.†	46,803	38,880
61,000	Gogo Inc.†	292,823	535,580
3,500	IDT Corp., Cl. B	11,346	132,335
152,000	Liberty Global Ltd., Cl. A†	3,234,004	2,571,840
132,000	Liberty Global Ltd., Cl. C†	2,462,120	2,328,480
100	Liberty Latin America Ltd., Cl. B†	1,002	1,755
85,100	Nuvera Communications Inc.	625,036	936,100
82,000	Rogers Communications Inc., Cl. B	293,920	3,362,000

Shares		Cost	Market Value
105,000	Shenandoah Telecommunications Co.	$804,313	$1,823,850
40,000	Telephone and Data Systems Inc.	517,071	640,800
42,856	VEON Ltd., ADR†	953,027	1,028,973
		9,241,465	13,400,593
	Transportation — 2.6%
344,500	GATX Corp.	9,705,693	46,173,335
18,600	Irish Continental Group plc	13,660	97,323
124,000	Navigator Holdings Ltd.	1,188,912	1,903,400
50,057	Steel Connect Inc.†	551,286	471,537
		11,459,551	48,645,595
	Wireless Communications — 0.1%
49,500	United States Cellular Corp.†	1,289,328	1,806,750

	TOTAL COMMON STOCKS.	435,910,882	1,813,422,445

	CLOSED-END FUNDS — 0.1%
40,000	The Central Europe, Russia, and Turkey Fund Inc.	673,217	380,800
32,229	The European Equity Fund Inc.	319,370	287,160
111,000	The New Germany Fund Inc.	1,473,308	966,810
		2,465,895	1,634,770

	TOTAL CLOSED-END FUNDS	2,465,895	1,634,770
	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
82,500	Jungheinrich AG	563,490	3,051,096

	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc., CVR†	0	63,840

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(b)	0	652

	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	95,648	14,000

	TOTAL WARRANTS	95,648	14,652

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$14,630,000	U.S. Treasury Bills, 5.262% to 5.325%††, 04/16/24 to 06/20/24	$14,535,580	$14,535,581

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	3,459,560	4,229,546

	TOTAL INVESTMENTS — 99.7%	$457,031,055	1,836,951,930

	Other Assets and Liabilities (Net) — 0.1%		2,233,600

	NET ASSETS — 100.0%		$1,839,185,530

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant as Level 3 in the fair value hierarchy.

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2024

* Print the name and title of each signing officer under his or her signature.